Schedule of Investments
Invesco 0-5 Yr US TIPS ETF (PBTP)
July 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-99.77%
U.S. Treasury Inflation — Indexed Bonds-25.04%(a)
2.00%, 01/15/2026	$2,095,678	$2,098,201
2.38%, 01/15/2027	1,697,833	1,724,286
1.75%, 01/15/2028	1,551,196	1,569,128
3.63%, 04/15/2028	2,154,012	2,286,182
2.50%, 01/15/2029	1,373,904	1,428,731
3.88%, 04/15/2029	2,450,109	2,671,568
1.63%, 04/15/2030	3,409,355	3,434,682
0.13%, 07/15/2030	3,434,186	3,231,179
		18,443,957
U.S. Treasury Inflation — Indexed Notes-74.73%(a)
0.13%, 10/15/2025	2,758,725	2,752,553
0.63%, 01/15/2026	3,703,023	3,685,603
0.13%, 04/15/2026	3,173,938	3,143,959
0.13%, 07/15/2026	3,209,678	3,184,998
0.13%, 10/15/2026	2,922,698	2,891,762
0.38%, 01/15/2027	3,308,211	3,264,861
0.13%, 04/15/2027	2,911,158	2,851,178
0.38%, 07/15/2027	3,148,178	3,107,266
1.63%, 10/15/2027	2,817,479	2,849,449
0.50%, 01/15/2028	3,275,303	3,214,453
1.25%, 04/15/2028	2,779,853	2,774,639
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
0.75%, 07/15/2028	$3,036,037	$3,000,813
2.38%, 10/15/2028	2,862,278	2,967,499
0.88%, 01/15/2029	2,990,050	2,945,867
2.13%, 04/15/2029	2,956,705	3,036,176
0.25%, 07/15/2029	3,243,143	3,118,819
1.63%, 10/15/2029	3,080,551	3,120,965
0.13%, 01/15/2030	3,325,438	3,143,460
		55,054,320
Total U.S. Treasury Securities (Cost $73,384,844)		73,498,277
	Shares
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(b)(c) (Cost $142,938)	142,938	142,938
TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $73,527,782)		73,641,215
OTHER ASSETS LESS LIABILITIES-0.03%		25,754
NET ASSETS-100.00%		$73,666,969

Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$158,159	$1,870,467	$(1,885,688)	$-	$-	$142,938	$1,653

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Emerging Markets Sovereign Debt ETF (PCY)
July 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.11%
Angola-2.96%
Angolan Government International Bond
8.75%, 04/14/2032(a)	$12,853,000	$11,713,785
9.38%, 05/08/2048(a)	14,079,000	11,442,561
9.13%, 11/26/2049(a)	14,347,000	11,419,684
		34,576,030
Bahrain-3.04%
Bahrain Government International Bond
6.00%, 09/19/2044(a)(b)	13,560,000	11,708,186
7.50%, 09/20/2047(a)(b)	11,531,000	11,788,820
6.25%, 01/25/2051(a)	13,798,000	11,961,736
		35,458,742
Brazil-3.05%
Brazilian Government International Bond
5.63%, 02/21/2047	14,538,000	11,858,356
4.75%, 01/14/2050	16,746,000	11,827,895
7.13%, 05/13/2054	12,316,000	11,869,543
		35,555,794
Chile-3.08%
Chile Government International Bond
4.34%, 03/07/2042	13,853,000	11,949,598
4.00%, 01/31/2052	15,661,000	11,961,089
5.33%, 01/05/2054(b)	12,868,997	12,087,527
		35,998,214
China-3.05%
China Government International Bond
4.00%, 10/19/2048(a)(b)	12,902,000	11,863,801
2.25%, 10/21/2050(a)(b)	17,890,000	11,780,069
2.50%, 10/26/2051(a)(b)	17,185,000	11,928,357
		35,572,227
Colombia-3.01%
Colombia Government International Bond
5.63%, 02/26/2044	15,251,000	11,650,239
8.75%, 11/14/2053	11,545,000	11,761,469
8.38%, 11/07/2054	12,008,000	11,733,737
		35,145,445
Costa Rica-3.03%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	13,101,000	11,794,175
7.00%, 04/04/2044(a)	11,537,000	11,796,582
7.16%, 03/12/2045(a)	11,326,000	11,752,764
		35,343,521
Dominican Republic-3.05%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	11,025,000	11,633,029
6.85%, 01/27/2045(a)	11,926,000	11,955,815
6.50%, 02/15/2048(a)(b)	12,523,000	12,042,117
		35,630,961
Egypt-3.04%
Egypt Government International Bond
8.70%, 03/01/2049(a)	14,156,000	11,668,350
8.88%, 05/29/2050(a)	14,380,000	12,034,238
8.75%, 09/30/2051(a)	14,289,000	11,784,369
		35,486,957
	Principal Amount	Value
El Salvador-2.93%
El Salvador Government International Bond
7.63%, 02/01/2041(a)	$12,652,000	$11,525,972
7.13%, 01/20/2050(a)	13,799,000	11,322,080
9.50%, 07/15/2052(a)	11,132,000	11,312,895
		34,160,947
Guatemala-3.12%
Guatemala Government Bond
3.70%, 10/07/2033(a)	14,153,000	12,110,368
6.55%, 02/06/2037(a)	11,990,000	12,260,734
4.65%, 10/07/2041(a)	14,932,000	12,011,525
		36,382,627
Hungary-2.98%
Hungary Government International Bond
7.63%, 03/29/2041	10,252,000	11,717,912
3.13%, 09/21/2051(a)	19,296,000	11,597,630
6.75%, 09/25/2052(a)	11,095,000	11,445,154
		34,760,696
Indonesia-3.01%
Indonesia Government International Bond
3.50%, 02/14/2050	16,502,000	11,929,529
4.45%, 04/15/2070	14,294,000	11,447,631
3.35%, 03/12/2071	18,342,000	11,719,802
		35,096,962
Jordan-3.13%
Jordan Government International Bond
7.50%, 01/13/2029(a)	11,808,000	12,251,001
5.85%, 07/07/2030(a)	12,802,000	12,457,847
7.38%, 10/10/2047(a)	13,055,000	11,826,643
		36,535,491
Kazakhstan-3.03%
Kazakhstan Government International Bond
4.71%, 04/09/2035(a)	12,211,000	11,863,141
4.88%, 10/14/2044(a)	12,882,000	11,632,636
6.50%, 07/21/2045(a)	10,988,000	11,880,510
		35,376,287
Mexico-3.04%
Mexico Government International Bond
6.34%, 05/04/2053	13,032,000	11,937,312
3.75%, 04/19/2071	20,708,000	11,751,790
5.75%, 10/12/2110	14,910,000	11,827,357
		35,516,459
Morocco-3.09%
Morocco Government International Bond
6.50%, 09/08/2033(a)	11,196,000	11,881,086
5.50%, 12/11/2042(a)	13,309,000	12,103,336
4.00%, 12/15/2050(a)	17,465,000	12,052,755
		36,037,177
Nigeria-3.08%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	13,491,000	11,977,762
7.63%, 11/28/2047(a)	14,637,000	11,923,636
9.25%, 01/21/2049(a)(b)	12,589,000	12,086,098
		35,987,496
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Oman-3.18%
Oman Government International Bond
6.50%, 03/08/2047(a)	$11,527,000	$12,153,221
6.75%, 01/17/2048(a)	11,563,000	12,420,419
7.00%, 01/25/2051(a)	11,246,000	12,502,991
		37,076,631
Pakistan-3.16%
Pakistan Government International Bond
7.38%, 04/08/2031(a)	19,763,000	18,584,635
8.88%, 04/08/2051(a)	20,915,000	18,247,074
		36,831,709
Panama-3.20%
Panama Government International Bond
6.40%, 02/14/2035(b)	12,809,000	12,664,899
6.88%, 01/31/2036(b)	12,379,000	12,392,060
7.88%, 03/01/2057	11,710,000	12,254,515
		37,311,474
Peru-3.03%
Peruvian Government International Bond
5.63%, 11/18/2050	12,439,000	11,795,779
5.88%, 08/08/2054	12,323,000	11,903,648
3.60%, 01/15/2072	19,151,000	11,649,075
		35,348,502
Philippines-3.07%
Philippine Government International Bond
3.20%, 07/06/2046	17,045,000	12,082,618
4.20%, 03/29/2047	14,311,000	11,801,939
5.95%, 10/13/2047	11,472,000	11,946,598
		35,831,155
Qatar-3.04%
Qatar Government International Bond
4.63%, 06/02/2046(a)	13,180,000	11,833,074
5.10%, 04/23/2048(a)	12,365,000	11,782,878
4.82%, 03/14/2049(a)	12,857,000	11,829,545
		35,445,497
Romania-3.19%
Romanian Government International Bond
5.13%, 06/15/2048(a)	15,838,000	12,480,407
4.00%, 02/14/2051(a)	18,962,000	12,362,222
7.63%, 01/17/2053(a)(b)	11,846,000	12,411,498
		37,254,127
Saudi Arabia-3.06%
Saudi Government International Bond
5.75%, 01/16/2054(a)(b)	12,404,000	11,962,344
4.50%, 04/22/2060(a)	14,982,000	11,866,160
3.45%, 02/02/2061(a)	19,067,000	11,896,228
		35,724,732
Serbia-3.13%
Serbia International Bond
2.13%, 12/01/2030(a)	14,539,000	12,466,052
6.50%, 09/26/2033(a)	11,262,000	11,906,292
6.00%, 06/12/2034(a)	11,917,000	12,183,519
		36,555,863
South Africa-2.99%
Republic of South Africa Government International Bond
6.30%, 06/22/2048	14,441,000	11,738,234
	Principal Amount	Value
South Africa-(continued)
5.75%, 09/30/2049	$15,352,000	$11,389,572
7.30%, 04/20/2052	13,008,000	11,751,402
		34,879,208
Trinidad-3.11%
Trinidad & Tobago Government International Bond
4.50%, 06/26/2030(a)	13,019,000	12,252,832
5.95%, 01/14/2031(a)	12,300,000	12,236,778
6.40%, 06/26/2034(a)	12,114,000	11,807,031
		36,296,641
Turkey-3.03%
Turkey Government International Bond
4.88%, 04/16/2043	16,387,000	11,727,468
6.63%, 02/17/2045	13,815,000	11,997,683
5.75%, 05/11/2047	15,249,000	11,679,083
		35,404,234
United Arab Emirates-3.05%
Finance Department Government of Sharjah
6.13%, 03/06/2036(a)(b)	11,748,000	11,946,565
4.00%, 07/28/2050(a)	18,440,000	12,016,973
4.38%, 03/10/2051(a)	16,936,000	11,662,883
		35,626,421
Uzbekistan-3.15%
Republic of Uzbekistan International Bond
3.70%, 11/25/2030(a)(b)	13,905,000	12,506,637
3.90%, 10/19/2031(a)	14,000,000	12,445,142
6.90%, 02/28/2032(a)	11,401,000	11,812,217
		36,763,996
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,280,738,171)		1,144,972,223
	Shares
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(c)(d) (Cost $3,095,940)	3,095,940	3,095,940
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.37% (Cost $1,283,834,111)		1,148,068,163
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.68%
Invesco Private Government Fund, 4.32%(c)(d)(e)	18,411,828	18,411,828
Invesco Private Prime Fund, 4.46%(c)(d)(e)	47,829,484	47,839,050
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $66,250,878)		66,250,878
TOTAL INVESTMENTS IN SECURITIES-104.05% (Cost $1,350,084,989)		1,214,319,041
OTHER ASSETS LESS LIABILITIES-(4.05)%		(47,291,492)
NET ASSETS-100.00%		$1,167,027,549
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $777,166,864, which represented 66.59% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,189,395	$66,234,658	$(64,328,113)	$-	$-	$3,095,940	$82,122
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,407,358	95,053,609	(90,049,139)	-	-	18,411,828	607,631 *
Invesco Private Prime Fund	35,021,651	226,920,036	(214,098,751)	2,041	(5,927)	47,839,050	1,622,218 *
Total	$49,618,404	$388,208,303	$(368,476,003)	$2,041	$(5,927)	$69,346,818	$2,311,971

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)
July 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.40%
Angola-0.25%
Azule Energy Finance PLC, 8.13%, 01/23/2030(a)	$450,000	$453,681
Argentina-2.18%
Pampa Energia S.A., 7.88%, 12/16/2034(a)	300,000	302,400
Pluspetrol S.A., 8.50%, 05/30/2032(a)	280,000	286,300
Telecom Argentina S.A.
9.50%, 07/18/2031(a)	370,000	393,347
9.25%, 05/28/2033(a)	430,000	444,943
Vista Energy Argentina S.A.U, 7.63%, 12/10/2035(a)	240,000	235,788
Vista Energy Argentina S.A.U., 8.50%, 06/10/2033(a)	215,000	220,859
YPF S.A.
6.95%, 07/21/2027(a)	260,000	260,166
9.00%, 06/30/2029(a)	285,942	295,985
9.50%, 01/17/2031(a)	310,000	328,236
8.75%, 09/11/2031(a)	300,000	312,905
7.00%, 09/30/2033(a)	230,000	220,334
8.25%, 01/17/2034(a)	460,000	465,285
7.00%, 12/15/2047(a)	255,000	218,169
		3,984,717
Australia-1.69%
Fortescue Treasury Pty Ltd.
4.50%, 09/15/2027(a)	232,000	228,872
5.88%, 04/15/2030(a)	319,000	323,236
4.38%, 04/01/2031(a)	644,000	603,866
6.13%, 04/15/2032(a)	316,000	322,514
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028(a)	293,000	319,139
Mineral Resources Ltd.
8.13%, 05/01/2027(a)	310,000	311,195
8.00%, 11/01/2027(a)	293,000	298,142
9.25%, 10/01/2028(a)	414,000	433,211
8.50%, 05/01/2030(a)	242,000	247,980
		3,088,155
Azerbaijan-0.20%
State Oil Co. of the Azerbaijan Republic (The), 6.95%, 03/18/2030(a)	340,000	362,182
Bahrain-1.18%
Bank of Bahrain and Kuwait B.S.C., 6.88%, 06/06/2029(a)	200,000	202,621
Bapco Energies B.S.C. Closed
7.50%, 10/25/2027(a)	370,000	381,122
8.38%, 11/07/2028(a)	200,000	212,878
Bapco Energies Sukuk Ltd.
5.25%, 04/08/2029(a)(b)	400,000	394,974
6.63%, 05/25/2033(a)(b)	400,000	414,648
6.25%, 01/29/2035(a)(b)	350,000	355,651
GFH Senior Sukuk Ltd., 7.50%, 11/06/2029(a)	200,000	200,491
		2,162,385
Belgium-0.22%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(a)	400,000	396,965
Bermuda-0.12%
RLGH Finance Bermuda Ltd., 8.25%, 07/17/2031(a)	200,000	223,949
	Principal Amount	Value
Brazil-11.90%
3R Lux S.a.r.l., 9.75%, 02/05/2031(a)	$200,000	$206,500
Acu Petroleo (Luxembourg) S.a.r.l., 7.50%, 01/13/2032(a)	238,732	240,614
Aegea Finance S.a.r.l.
6.75%, 05/20/2029(a)	220,000	222,198
9.00%, 01/20/2031(a)(b)	400,000	430,295
Amaggi (Luxembourg) International S.a.r.l., 5.25%, 01/28/2028(a)	360,000	354,360
Ambipar Lux S.a.r.l., 9.88%, 02/06/2031(a)	200,000	181,460
B3 S.A. - Brasil, Bolsa, Balcao, 4.13%, 09/20/2031(a)	260,000	237,050
Banco Bradesco S.A.
4.38%, 03/18/2027(a)	220,000	219,106
6.50%, 01/22/2030(a)	390,000	407,355
Banco BTG Pactual S.A.
2.75%, 01/11/2026(a)	220,000	217,449
6.25%, 04/08/2029(a)	170,000	175,197
5.75%, 01/22/2030(a)	200,000	200,838
Banco do Brasil S.A.
3.25%, 09/30/2026(a)	260,000	254,887
4.88%, 01/11/2029(a)	220,000	216,301
6.25%, 04/18/2030(a)	290,000	297,129
6.00%, 03/18/2031(a)(b)	290,000	294,483
Banco Votorantim S.A., 5.88%, 04/08/2028(a)	200,000	204,100
Braskem America Finance Co., 7.13%, 07/22/2041(a)	320,000	212,977
Braskem Netherlands Finance B.V.
4.50%, 01/10/2028(a)	650,000	496,559
4.50%, 01/31/2030(a)	640,000	454,990
8.50%, 01/12/2031(a)	400,000	316,007
7.25%, 02/13/2033(a)	460,000	328,237
8.00%, 10/15/2034(a)(b)	300,000	213,600
5.88%, 01/31/2050(a)	290,000	172,883
BRF S.A.
4.88%, 01/24/2030(a)	260,000	249,938
5.75%, 09/21/2050(a)	260,000	214,058
Caixa Economica Federal, 5.63%, 05/13/2030(a)	400,000	401,150
Centrais Eletricas Brasileiras S.A.
4.63%, 02/04/2030(a)	350,000	332,755
6.50%, 01/11/2035(a)	460,000	457,700
Constellation Oil Services Holding S.A., 9.38%, 11/07/2029(a)(b)	300,000	307,611
Cosan (Luxembourg) S.A., 5.50%, 09/20/2029(a)	180,000	176,072
CSN Inova Ventures, 6.75%, 01/28/2028(a)	480,000	457,426
CSN Resources S.A.
8.88%, 12/05/2030(a)	300,000	297,674
4.63%, 06/10/2031(a)	330,000	260,399
5.88%, 04/08/2032(a)	220,000	181,667
Itau Unibanco Holding S.A., 6.00%, 02/27/2030(a)	400,000	410,250
Klabin Austria GmbH
5.75%, 04/03/2029(a)	330,000	333,266
7.00%, 04/03/2049(a)	340,000	345,603
LD Celulose International GmbH, 7.95%, 01/26/2032(a)	270,000	282,454
MARB BondCo PLC, 3.95%, 01/29/2031(a)	455,000	404,320
MC Brazil Downstream Trading S.a.r.l., 7.25%, 06/30/2031(a)	757,133	618,578
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Brazil-(continued)
Minerva (Luxembourg) S.A.
4.38%, 03/18/2031(a)	$438,000	$392,303
8.88%, 09/13/2033(a)	400,000	435,755
Movida Europe S.A., 7.85%, 04/11/2029(a)	200,000	189,413
MV24 Capital B.V., 6.75%, 06/01/2034(a)	366,160	364,710
Petrobras Global Finance B.V.
7.38%, 01/17/2027	235,000	242,329
6.00%, 01/27/2028	398,000	404,372
5.60%, 01/03/2031(b)	377,000	382,004
6.50%, 07/03/2033(b)	390,000	401,530
6.00%, 01/13/2035	375,000	364,026
6.88%, 01/20/2040	268,000	268,942
6.75%, 01/27/2041	253,000	248,947
7.25%, 03/17/2044	356,000	361,878
5.50%, 06/10/2051	211,000	165,238
6.85%, 06/05/2115	560,000	500,897
Petrorio Luxembourg Holding S.a.r.l., 6.13%, 06/09/2026(a)	270,000	270,321
Rede D’or Finance S.a.r.l.
4.95%, 01/17/2028(a)	220,000	218,053
4.50%, 01/22/2030(a)	360,000	342,767
Rumo Luxembourg S.a.r.l.
5.25%, 01/10/2028(a)	220,000	219,390
4.20%, 01/18/2032(a)	200,000	181,885
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 06/30/2031(a)(c)	1,958,698	1,941,032
Simpar Europe S.A., 5.20%, 01/26/2031(a)	280,000	224,350
Trident Energy Finance PLC, 12.50%, 11/30/2029(a)	400,000	413,167
Usiminas International S.a.r.l., 7.50%, 01/27/2032(a)	200,000	205,050
XP, Inc., 6.75%, 07/02/2029(a)	170,000	173,536
Yinson Boronia Production B.V., 8.95%, 07/31/2042(a)	545,149	588,785
		21,786,176
Canada-12.70%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028(a)	703,000	678,661
4.38%, 01/15/2028(a)	387,000	378,609
3.50%, 02/15/2029(a)	287,000	271,885
6.13%, 06/15/2029(a)(b)	600,000	613,901
5.63%, 09/15/2029(a)	225,000	226,624
4.00%, 10/15/2030(a)	1,162,000	1,078,048
Air Canada, 3.88%, 08/15/2026(a)	563,000	557,423
Algonquin Power & Utilities Corp., 4.75%, 01/18/2082(d)	292,000	283,763
AltaGas Ltd., 7.20%, 10/15/2054(a)(d)	400,000	404,065
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., 8.75%, 07/15/2026(a)	220,000	207,596
Baytex Energy Corp.
8.50%, 04/30/2030(a)	325,000	331,015
7.38%, 03/15/2032(a)	300,000	290,376
Bell Canada
6.88%, 09/15/2055(d)	480,000	489,558
7.00%, 09/15/2055(d)	550,000	559,565
Bombardier, Inc.
6.00%, 02/15/2028(a)	392,000	394,896
7.50%, 02/01/2029(a)	287,000	298,311
8.75%, 11/15/2030(a)	310,000	333,986
7.25%, 07/01/2031(a)	350,000	365,910
7.00%, 06/01/2032(a)	360,000	372,866
	Principal Amount	Value
Canada-(continued)
6.75%, 06/15/2033(a)	$200,000	$205,814
7.45%, 05/01/2034(a)	239,000	258,869
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027(a)	240,000	239,722
4.88%, 02/15/2030(a)	190,000	172,980
Capstone Copper Corp., 6.75%, 03/31/2033(a)	240,000	244,758
Dye & Durham Ltd., 8.63%, 04/15/2029(a)	300,000	312,866
Emera, Inc., Series 16-A, 6.75%, 06/15/2076(d)	470,000	474,575
Enerflex Ltd., 9.00%, 10/15/2027(a)	215,000	222,153
Garda World Security Corp.
4.63%, 02/15/2027(a)	318,000	315,419
6.00%, 06/01/2029(a)	200,000	196,649
8.25%, 08/01/2032(a)	300,000	309,630
8.38%, 11/15/2032(a)	400,000	412,402
goeasy Ltd.
9.25%, 12/01/2028(a)	300,000	317,813
7.63%, 07/01/2029(a)	200,000	206,111
Great Canadian Gaming Corp., 8.75%, 11/15/2029(a)	200,000	195,979
Hudbay Minerals, Inc.
4.50%, 04/01/2026(a)	232,000	230,296
6.13%, 04/01/2029(a)	232,000	233,617
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/2029(a)	430,000	444,270
Ivanhoe Mines Ltd., 7.88%, 01/23/2030(a)(b)	400,000	402,304
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030(a)	276,000	291,447
10.50%, 12/15/2030(a)	200,000	212,726
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031(a)	200,000	173,850
Mattamy Group Corp.
5.25%, 12/15/2027(a)	190,000	188,786
4.63%, 03/01/2030(a)	230,000	220,890
MEG Energy Corp., 5.88%, 02/01/2029(a)	232,000	232,660
Methanex Corp.
5.13%, 10/15/2027	279,000	277,817
5.25%, 12/15/2029(b)	365,000	361,841
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(a)	300,000	305,690
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	507,000	505,425
4.25%, 05/15/2029(a)	220,000	210,290
9.00%, 02/15/2030(a)	275,000	295,843
Open Text Corp.
3.88%, 02/15/2028(a)	400,000	385,384
3.88%, 12/01/2029(a)	391,000	366,372
Open Text Holdings, Inc.
4.13%, 02/15/2030(a)	342,000	320,906
4.13%, 12/01/2031(a)	253,000	230,517
Parkland Corp.
5.88%, 07/15/2027(a)	190,000	190,325
4.50%, 10/01/2029(a)	309,000	297,946
4.63%, 05/01/2030(a)	309,000	296,597
6.63%, 08/15/2032(a)	200,000	204,613
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Canada-(continued)
RB Global Holdings, Inc.
6.75%, 03/15/2028(a)	$210,000	$215,227
7.75%, 03/15/2031(a)	308,000	323,167
Rogers Communications, Inc.
7.00%, 04/15/2055(d)	450,000	461,192
7.13%, 04/15/2055(b)(d)	480,000	491,430
5.25%, 03/15/2082(a)(d)	302,000	298,290
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)	234,000	231,926
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/2055(a)(d)	250,000	259,962
Strathcona Resources Ltd., 6.88%, 08/01/2026(a)	195,000	195,409
Superior Plus L.P./Superior General Partner, Inc., 4.50%, 03/15/2029(a)	230,000	219,619
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	200,000	209,077
TELUS Corp.
6.63%, 10/15/2055(d)	290,000	293,793
7.00%, 10/15/2055(d)	330,000	334,923
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 05/15/2030(a)	400,000	409,918
Wrangler Holdco Corp., 6.63%, 04/01/2032(a)	200,000	206,796
		23,253,939
Cayman Islands-0.23%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	415,000	429,063
Chile-0.86%
AES Andes S.A., 8.15%, 06/10/2055(a)(d)	200,000	209,806
Agrosuper S.A., 4.60%, 01/20/2032(a)	220,000	206,258
Falabella S.A., 3.38%, 01/15/2032(a)	290,000	252,502
LATAM Airlines Group S.A., 7.88%, 04/15/2030(a)	700,000	725,025
Telefonica Moviles Chile S.A., 3.54%, 11/18/2031(a)	280,000	184,450
		1,578,041
China-3.92%
Bank of Communications Co. Ltd., 3.80%(a)(d)(e)	1,300,000	1,294,605
CFAMC III Co. Ltd.
4.75%, 04/27/2027(a)	300,000	300,075
4.25%, 11/07/2027(a)	500,000	493,755
CFAMC IV Co. Ltd., 4.50%, 05/29/2029(a)	200,000	195,874
Fortune Star (BVI) Ltd.
5.00%, 05/18/2026(a)	220,000	218,104
5.05%, 01/27/2027(a)	220,000	215,059
8.50%, 05/19/2028(a)	200,000	205,698
Franshion Brilliant Ltd.
4.25%, 07/23/2029(a)	200,000	180,166
6.00%(a)(d)(e)	220,000	219,982
Greentown China Holdings Ltd., 8.45%, 02/24/2028(a)	200,000	205,640
Industrial and Commercial Bank of China Ltd., 3.20%(a)(d)(e)	2,682,000	2,634,423
Longfor Group Holdings Ltd., 4.50%, 01/16/2028(a)	200,000	180,892
Vanke Real Estate (Hong Kong) Co. Ltd., 3.98%, 11/09/2027(a)	530,000	429,611
	Principal Amount	Value
China-(continued)
West China Cement Ltd., 4.95%, 07/08/2026(a)	$220,000	$203,177
Westwood Group Holdings Ltd., 2.80%, 01/20/2026(a)	200,000	198,460
		7,175,521
Colombia-3.78%
AI Candelaria (Spain) S.A., 5.75%, 06/15/2033(a)	195,000	168,364
Banco de Bogota S.A., 6.25%, 05/12/2026(a)	390,000	392,403
Ecopetrol S.A.
8.63%, 01/19/2029	339,000	364,000
6.88%, 04/29/2030	591,000	591,963
4.63%, 11/02/2031	410,000	354,337
7.75%, 02/01/2032	480,000	478,296
8.88%, 01/13/2033	610,000	640,176
8.38%, 01/19/2036	500,000	494,081
7.38%, 09/18/2043(b)	308,000	265,660
5.88%, 05/28/2045	570,000	404,536
5.88%, 11/02/2051	230,000	157,192
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/2029(a)	400,000	370,845
4.38%, 02/15/2031(a)(b)	260,000	234,075
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/2030(a)	245,000	223,250
Gran Tierra Energy, Inc., 9.50%, 10/15/2029(a)	300,000	250,854
Grupo Aval Ltd., 4.38%, 02/04/2030(a)	450,000	413,630
Grupo Nutresa S.A.
8.00%, 05/12/2030(a)	400,000	422,100
9.00%, 05/12/2035(a)	400,000	441,326
SierraCol Energy Andina LLC, 6.00%, 06/15/2028(a)	270,000	253,556
		6,920,644
Costa Rica-0.11%
Instituto Costarricense de Electricidad, 6.38%, 05/15/2043(a)	220,000	202,891
Czech Republic-0.18%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(a)(b)	310,000	322,904
Dominican Republic-0.11%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(a)	200,000	206,554
Finland-0.19%
Amer Sports Co., 6.75%, 02/16/2031(a)	330,000	343,550
France-1.79%
Calderys Financing LLC, 11.25%, 06/01/2028(a)	210,000	222,133
Electricite de France S.A., 9.13%(a)(b)(d)(e)	620,000	711,992
Forvia SE, 8.00%, 06/15/2030(a)	200,000	208,565
Iliad Holding S.A.S.U.
7.00%, 10/15/2028(a)	400,000	406,376
8.50%, 04/15/2031(a)	420,000	450,849
7.00%, 04/15/2032(a)	350,000	359,674
Opal Bidco SAS, 6.50%, 03/31/2032(a)	540,000	545,757
Vallourec SACA, 7.50%, 04/15/2032(a)	350,000	370,977
		3,276,323
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Georgia-0.11%
Georgian Railway JSC, 4.00%, 06/17/2028(a)	$220,000	$202,465
Germany-1.44%
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	350,000	367,164
IHO Verwaltungs GmbH, 7.75% PIK Rate, 8.50% Cash Rate, 11/15/2030(a)(c)	200,000	205,451
Mercer International, Inc., 5.13%, 02/01/2029(b)	339,000	273,391
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027(a)	650,000	647,597
ZF North America Capital, Inc.
6.88%, 04/14/2028(a)	217,000	216,743
7.13%, 04/14/2030(a)	320,000	310,424
6.75%, 04/23/2030(a)	365,000	347,594
6.88%, 04/23/2032(a)	280,000	261,515
		2,629,879
Ghana-0.36%
Kosmos Energy Ltd., 8.75%, 10/01/2031(a)	200,000	154,349
Tullow Oil PLC, 10.25%, 05/15/2026(a)	550,000	496,375
		650,724
Guatemala-0.54%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.25%, 04/27/2029(a)	429,000	417,311
CT Trust, 5.13%, 02/03/2032(a)	300,000	282,395
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)	290,000	284,967
		984,673
Hong Kong-1.87%
Bank of East Asia Ltd. (The), 5.83%(a)(d)(e)	290,000	289,771
CAS Capital No. 1 Ltd., 4.00%(a)(d)(e)	340,000	333,366
China CITIC Bank International Ltd.
3.25%(a)(d)(e)	270,000	266,879
4.80%(a)(d)(e)	270,000	269,722
Melco Resorts Finance Ltd.
5.25%, 04/26/2026(a)	270,000	269,490
5.63%, 07/17/2027(a)	270,000	269,592
5.75%, 07/21/2028(a)	430,000	422,084
5.38%, 12/04/2029(a)	490,000	469,455
7.63%, 04/17/2032(a)	250,000	257,332
Nanyang Commercial Bank Ltd., 6.50%(a)(d)(e)	290,000	293,246
Seaspan Corp., 5.50%, 08/01/2029(a)	287,000	273,538
		3,414,475
Hungary-0.37%
OTP Bank Nyrt.
8.75%, 05/15/2033(a)(d)	240,000	257,840
7.30%, 07/30/2035(a)(d)	400,000	416,273
		674,113
India-3.72%
Biocon Biologics Global PLC, 6.67%, 10/09/2029(a)	370,000	348,535
CA Magnum Holdings, 5.38%, 10/31/2026(a)	400,000	398,467
Continuum Green Energy India Pvt./Co- Issuers, 7.50%, 06/26/2033(a)	212,190	218,953
	Principal Amount	Value
India-(continued)
Delhi International Airport Ltd.
6.13%, 10/31/2026(a)	$200,000	$202,138
6.45%, 06/04/2029(a)	220,000	226,777
Diamond II Ltd., 7.95%, 07/28/2026(a)	200,000	201,687
Greenko Dutch B.V., 3.85%, 03/29/2026(a)	398,640	393,154
Greenko Power II Ltd., 4.30%, 12/13/2028(a)	319,000	302,719
Greenko Wind Projects (Mauritius) Ltd., 7.25%, 09/27/2028(a)	400,000	407,483
IRB Infrastructure Developers Ltd., 7.11%, 03/11/2032(a)	400,000	403,907
JSW Hydro Energy Ltd., 4.13%, 05/18/2031(a)	227,200	210,012
JSW Steel Ltd.
3.95%, 04/05/2027(a)	428,000	416,581
5.05%, 04/05/2032(a)	220,000	206,825
Muthoot Finance Ltd.
7.13%, 02/14/2028(a)	260,000	266,128
6.38%, 04/23/2029(a)	200,000	200,235
Periama Holdings LLC, 5.95%, 04/19/2026(a)	340,000	341,185
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/2028(a)	260,000	246,453
Shriram Finance Ltd.
6.63%, 04/22/2027(a)	300,000	306,110
6.15%, 04/03/2028(a)	200,000	201,781
UPL Corp. Ltd., 4.63%, 06/16/2030(a)	200,000	182,274
Vedanta Resources Finance II PLC
10.88%, 09/17/2029(a)	500,000	512,181
9.48%, 07/24/2030(a)	200,000	197,229
11.25%, 12/03/2031(a)	200,000	209,131
9.85%, 04/24/2033(a)	200,000	200,837
		6,800,782
Israel-2.70%
Energean Israel Finance Ltd.
4.88%, 03/30/2026(a)	220,000	217,925
5.38%, 03/30/2028(a)	220,000	212,033
5.88%, 03/30/2031(a)	220,000	206,225
8.50%, 09/30/2033(a)	380,000	394,521
Leviathan Bond Ltd.
6.50%, 06/30/2027(a)	210,000	209,160
6.75%, 06/30/2030(a)	200,000	198,000
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/2036(b)	370,000	376,379
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/2026(b)	745,000	729,167
4.75%, 05/09/2027	210,000	208,693
6.75%, 03/01/2028(b)	420,000	434,436
5.13%, 05/09/2029(b)	420,000	420,180
8.13%, 09/15/2031	188,000	212,892
4.10%, 10/01/2046(b)	881,000	628,145
Teva Pharmaceutical Finance Netherlands IV B.V., 5.75%, 12/01/2030	280,000	284,285
Teva Pharmaceuticals Finance Netherlands B.V., 6.00%, 12/01/2032	200,000	203,901
		4,935,942
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Italy-0.95%
Efesto Bidco S.p.A. Efesto US LLC, Series XR, 7.50%, 02/15/2032(a)	$310,000	$316,989
FiberCop S.p.A.
6.38%, 11/15/2033(a)	200,000	194,738
6.00%, 09/30/2034(a)	200,000	189,910
7.20%, 07/18/2036(a)	200,000	199,040
7.72%, 06/04/2038(a)	200,000	199,473
Kedrion S.p.A., 6.50%, 09/01/2029(a)	400,000	387,378
Telecom Italia Capital S.A., 7.20%, 07/18/2036	236,000	247,893
		1,735,421
Ivory Coast-0.11%
Endeavour Mining PLC, 7.00%, 05/28/2030(a)	200,000	203,528
Japan-4.56%
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(a)	680,000	678,636
4.35%, 09/17/2027(a)	1,070,000	1,044,502
4.81%, 09/17/2030(a)(b)	1,070,000	984,252
Rakuten Group, Inc.
11.25%, 02/15/2027(a)	750,000	814,015
9.75%, 04/15/2029(a)(b)	825,000	908,174
5.13%(a)(d)(e)	370,000	364,727
6.25%(a)(d)(e)	430,000	401,277
8.13%(a)(d)(e)	200,000	198,895
SoftBank Group Corp.
4.00%, 07/06/2026(a)	300,000	295,950
5.13%, 09/19/2027(a)(b)	750,000	742,942
4.63%, 07/06/2028(a)	360,000	346,348
5.25%, 07/06/2031(a)(b)	610,000	572,291
7.00%, 07/08/2031(a)	200,000	204,384
6.88%(a)(b)(d)(e)	790,000	783,844
		8,340,237
Jersey-0.21%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)(b)	400,000	381,821
Luxembourg-1.25%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc., 7.00%, 05/21/2030(a)	580,000	598,436
Altice Financing S.A.
5.00%, 01/15/2028(a)	440,000	353,089
5.75%, 08/15/2029(a)	820,000	628,859
INEOS Finance PLC, 7.50%, 04/15/2029(a)	300,000	298,163
ION Trading Technologies S.a.r.l., 9.50%, 05/30/2029(a)	400,000	416,493
		2,295,040
Macau-2.10%
Champion Path Holdings Ltd.
4.50%, 01/27/2026(a)	220,000	218,866
4.85%, 01/27/2028(a)	220,000	213,820
MGM China Holdings Ltd.
5.88%, 05/15/2026(a)	340,000	340,246
4.75%, 02/01/2027(a)	340,000	336,897
7.13%, 06/26/2031(a)	200,000	208,657
Studio City Finance Ltd.
6.50%, 01/15/2028(a)	220,000	217,945
5.00%, 01/15/2029(a)	483,000	446,908
Wynn Macau Ltd.
5.50%, 01/15/2026(a)	500,000	499,731
	Principal Amount	Value
Macau-(continued)
5.50%, 10/01/2027(a)	$350,000	$349,099
5.63%, 08/26/2028(a)	610,000	603,726
5.13%, 12/15/2029(a)	428,000	412,121
		3,848,016
Mexico-3.97%
Alsea S.A.B. de C.V., 7.75%, 12/14/2026(a)	220,000	220,096
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/2028(a)	577,470	554,653
10.38%, 11/15/2030(a)	277,791	262,450
Braskem Idesa S.A.P.I.
7.45%, 11/15/2029(a)	420,000	296,698
6.99%, 02/20/2032(a)	490,000	329,604
CEMEX S.A.B. de C.V., 5.13%(a)(d)(e)	450,000	446,135
Grupo Aeromexico S.A.B. de C.V., 8.63%, 11/15/2031(a)	200,000	195,500
Grupo Aeromexico, S.A.B. De C.V., 8.25%, 11/15/2029(a)	200,000	197,300
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	220,000	186,568
Petroleos Mexicanos
6.88%, 10/16/2025	60,000	60,099
4.50%, 01/23/2026	70,000	69,486
6.88%, 08/04/2026	184,000	184,854
6.49%, 01/23/2027	100,000	100,244
6.50%, 03/13/2027	270,000	270,275
5.35%, 02/12/2028	150,000	146,345
6.50%, 01/23/2029	80,000	79,810
8.75%, 06/02/2029	125,000	131,810
6.84%, 01/23/2030	160,000	157,549
5.95%, 01/28/2031(b)	350,000	325,088
6.70%, 02/16/2032	500,000	476,912
10.00%, 02/07/2033	160,000	178,518
6.63%, 06/15/2035	185,000	165,025
6.50%, 06/02/2041	120,000	95,129
5.50%, 06/27/2044	50,000	35,905
6.38%, 01/23/2045	94,000	71,042
5.63%, 01/23/2046	40,000	28,444
6.75%, 09/21/2047(b)	396,000	306,999
6.35%, 02/12/2048	120,000	92,129
7.69%, 01/23/2050	590,000	500,549
6.95%, 01/28/2060(b)	280,000	216,304
Saavi Energia S.a.r.l., 8.88%, 02/10/2035(a)	390,000	406,400
Total Play Telecomunicaciones S.A. de C.V., 11.13%, 12/31/2032(a)	500,000	482,463
		7,270,383
Moldova-0.11%
Aragvi Finance International DAC, 11.13%, 11/20/2029(a)	200,000	201,474
Morocco-1.52%
OCP S.A.
4.50%, 10/22/2025(a)	200,000	199,661
6.10%, 04/30/2030(a)	300,000	305,674
3.75%, 06/23/2031(a)	340,000	307,471
6.75%, 05/02/2034(a)	610,000	635,754
6.70%, 03/01/2036(a)	400,000	405,502
6.88%, 04/25/2044(a)	220,000	215,460
5.13%, 06/23/2051(a)	340,000	261,895
7.50%, 05/02/2054(a)	450,000	455,489
		2,786,906
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Netherlands-1.32%
OCI N.V., 6.70%, 03/16/2033(a)	$220,000	$244,395
Sunrise FinCo I B.V., 4.88%, 07/15/2031(a)	660,000	622,786
Trivium Packaging Finance B.V., 12.25%, 01/15/2031(a)	260,000	273,224
VZ Secured Financing B.V., 5.00%, 01/15/2032(a)	621,000	546,771
Ziggo B.V., 4.88%, 01/15/2030(a)	531,000	491,019
Ziggo Bond Co. B.V., 5.13%, 02/28/2030(a)	269,000	234,963
		2,413,158
Nigeria-0.69%
Access Bank PLC, 6.13%, 09/21/2026(a)	229,000	228,646
IHS Holding Ltd.
6.25%, 11/29/2028(a)	420,000	414,181
7.88%, 05/29/2030(a)	150,000	152,215
8.25%, 11/29/2031(a)	200,000	204,662
Seplat Energy PLC, 9.13%, 03/21/2030(a)	250,000	258,300
		1,258,004
Norway-0.28%
Seadrill Finance Ltd., 8.38%, 08/01/2030(a)	200,000	204,491
TGS ASA, 8.50%, 01/15/2030(a)	300,000	306,777
		511,268
Oman-1.32%
Bank muscat SAOG, 4.75%, 03/17/2026(a)	220,000	219,847
Mazoon Assets Co. SAOC
5.20%, 11/08/2027(a)	220,000	221,760
5.50%, 02/14/2029(a)	200,000	204,103
5.25%, 10/09/2031(a)	400,000	402,591
OmGrid Funding Ltd., 5.20%, 05/16/2027(a)	220,000	221,296
OQ SAOC, 5.13%, 05/06/2028(a)	340,000	342,241
Oryx Funding Ltd., 5.80%, 02/03/2031(a)	270,000	277,785
OTEL Sukuk Ltd., 5.38%, 01/24/2031(a)	200,000	202,654
Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(a)	310,000	323,964
		2,416,241
Pakistan-0.11%
Pakistan Water & Power Development Authority, 7.50%, 06/04/2031(a)	235,000	209,934
Panama-0.84%
AES Panama Generation Holdings S.R.L., 4.38%, 05/31/2030(a)(b)	584,260	534,093
C&W Senior Finance Ltd., 9.00%, 01/15/2033(a)	250,000	258,034
Empresa de Transmision Electrica S.A., 5.13%, 05/02/2049(a)	195,000	142,871
Sable International Finance Ltd., 7.13%, 10/15/2032(a)	388,000	388,453
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(a)	220,000	206,712
		1,530,163
Peru-0.80%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(a)	200,000	204,770
Peru LNG S.r.l., 5.38%, 03/22/2030(a)	350,028	333,774
Petroleos del Peru S.A.
4.75%, 06/19/2032(a)	390,000	311,990
5.63%, 06/19/2047(a)	900,000	607,481
		1,458,015
	Principal Amount	Value
Poland-0.15%
Canpack S.A./Canpack US LLC, 3.88%, 11/15/2029(a)	$300,000	$279,688
Puerto Rico-0.36%
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027(a)	535,000	411,172
5.13%, 07/15/2029(a)	370,000	251,884
		663,056
Russia-0.01%
O1 Properties Finance PLC, 0.50% PIK Rate, 7.75% Cash Rate, 09/27/2028(a)(c)(f)	500,000	19,065
Saudi Arabia-0.48%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/2026(a)	390,000	368,665
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/2029(a)	200,000	204,686
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/2029(a)(b)	300,000	310,725
		884,076
Serbia-0.27%
Telecommunications co Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(a)	500,000	501,155
Singapore-0.23%
GLP Pte. Ltd., 4.50%(a)(d)(e)	399,000	222,952
Puma International Financing S.A., 7.75%, 04/25/2029(a)	200,000	206,942
		429,894
South Africa-1.58%
Eskom Holdings SOC Ltd., 8.45%, 08/10/2028(a)	220,000	232,618
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)	280,000	239,304
MTN (Mauritius) Investments Ltd., 6.50%, 10/13/2026(a)	220,000	222,025
Sasol Financing USA LLC
4.38%, 09/18/2026	190,000	188,395
6.50%, 09/27/2028	300,000	290,853
8.75%, 05/03/2029(a)	500,000	503,380
5.50%, 03/18/2031	337,000	280,818
Stillwater Mining Co.
4.00%, 11/16/2026(a)	260,000	255,145
4.50%, 11/16/2029(a)	227,000	208,067
Transnet SOC Ltd., 8.25%, 02/06/2028(a)	450,000	469,865
		2,890,470
South Korea-0.15%
SK Battery America, Inc., 2.13%, 01/26/2026(a)	280,000	275,328
Spain-0.15%
Grifols S.A., 4.75%, 10/15/2028(a)	288,000	277,680
Sweden-0.19%
Stena International S.A., 7.25%, 01/15/2031(a)	350,000	356,015
Switzerland-0.68%
Consolidated Energy Finance S.A.
5.63%, 10/15/2028(a)	290,000	244,291
12.00%, 02/15/2031(a)	200,000	188,183
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Switzerland-(continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/2027(a)	$195,000	$195,855
9.50%, 06/01/2028(a)	200,000	205,193
6.38%, 02/01/2030(a)	430,000	406,605
		1,240,127
Tanzania-0.20%
HTA Group, Ltd., 7.50%, 06/04/2029(a)	350,000	362,181
Thailand-0.44%
Bangkok Bank PCL, 3.73%, 09/25/2034(a)(d)	490,000	456,406
Kasikornbank PCL, 3.34%, 10/02/2031(a)(d)	360,000	350,921
		807,327
Togo-0.12%
Ecobank Transnational, Inc., 10.13%, 10/15/2029(a)	200,000	210,999
Trinidad-0.25%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)	220,000	226,919
Trinidad Generation Unlimited, 7.75%, 06/16/2033(a)	230,000	237,078
		463,997
Turkey-6.79%
Akbank T.A.S.
6.80%, 02/06/2026(a)	200,000	201,890
7.50%, 01/20/2030(a)	200,000	205,939
6.80%, 06/22/2031(a)(d)	240,000	239,522
Akbank Turk A.S., 7.88%, 09/04/2035(a)(d)	200,000	200,220
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.38%, 06/29/2028(a)	220,000	200,680
Aydem Yenilenebilir Enerji A.S., 7.75%, 02/02/2027(a)	279,000	276,772
Eldorado Gold Corp., 6.25%, 09/01/2029(a)	195,000	195,437
Eregli Demir ve Celik Fabrikalari T.A.S., 8.38%, 07/23/2029(a)	525,000	544,726
Ford Otomotiv Sanayi A.S., 7.13%, 04/25/2029(a)	200,000	202,201
GDZ Elektrik Dagitim AS, 9.00%, 10/15/2029(a)	200,000	194,350
Limak Cimento Sanayi ve Ticaret A.S., 9.75%, 07/25/2029(a)	200,000	203,771
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/2030(a)	200,000	199,742
Mersin Uluslararasi Liman Isletmeciligi A.S., 8.25%, 11/15/2028(a)	200,000	208,764
Pegasus Hava Tasimaciligi A.S., 8.00%, 09/11/2031(a)	200,000	202,967
QNB Bank A.S., 7.25%, 05/21/2029(a)	200,000	209,315
Sisecam UK PLC
8.25%, 05/02/2029(a)	200,000	205,402
8.63%, 05/02/2032(a)(b)	475,000	489,744
T.C. Ziraat Bankasi A.S.
5.38%, 03/02/2026(a)	270,000	270,305
9.50%, 08/01/2026(a)	220,000	229,402
8.00%, 01/16/2029(a)	200,000	208,022
Turk Telekomunikasyon A.S., 7.38%, 05/20/2029(a)	200,000	206,206
	Principal Amount	Value
Turkey-(continued)
Turkcell Iletisim Hizmetleri A.S.
7.45%, 01/24/2030(a)	$200,000	$205,641
7.65%, 01/24/2032(a)	200,000	205,722
Turkiye Cumhuriyeti Ziraat Bankasi A.S.
7.25%, 02/04/2030(a)	400,000	402,249
8.99%, 08/02/2034(a)(d)	200,000	208,606
Turkiye Garanti Bankasi A.S.
8.38%, 02/28/2034(a)(d)	200,000	204,633
8.13%, 01/03/2035(a)(d)	400,000	405,122
Turkiye Ihracat Kredi Bankasi A.S.
9.38%, 01/31/2026(a)	220,000	224,454
5.75%, 07/06/2026(a)	340,000	341,102
9.00%, 01/28/2027(a)	200,000	210,425
7.50%, 02/06/2028(a)	200,000	205,804
Turkiye Is Bankasi A.S., 7.75%, 06/12/2029(a)	200,000	206,935
Turkiye Vakiflar Bankasi T.A.O.
6.50%, 01/08/2026(a)	340,000	341,856
5.50%, 10/01/2026(a)	235,000	236,224
9.00%, 10/12/2028(a)	270,000	289,845
6.88%, 01/07/2030(a)	200,000	199,235
8.99%, 10/05/2034(a)(d)	400,000	417,455
Ulker Biskuvi Sanayi A.S., 7.88%, 07/08/2031(a)	200,000	207,392
Vestel Elektronik Sanayi ve Ticaret A.S., 9.75%, 05/15/2029(a)	200,000	163,243
WE Soda Investments Holding PLC
9.50%, 10/06/2028(a)	380,000	396,575
9.38%, 02/14/2031(a)	300,000	314,509
Yapi Ve Kredi Bankasi A.S.
9.25%, 10/16/2028(a)	290,000	312,597
7.13%, 10/10/2029(a)	150,000	151,041
7.25%, 03/03/2030(a)	200,000	201,709
7.88%, 01/22/2031(a)(d)	300,000	302,204
9.25%, 01/17/2034(a)(d)	220,000	231,664
Ziraat Katilim Varlik Kiralama A.S., 9.38%, 11/12/2026(a)	210,000	220,666
Zorlu Enerji Elektrik Uretim A.S., 11.00%, 04/23/2030(a)	550,000	533,299
		12,435,584
Ukraine-0.11%
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)	236,403	196,891
United Arab Emirates-1.64%
Alpha Star Holding IX Ltd., 7.00%, 08/26/2028(a)	475,000	486,492
Alpha Star Holding VIII Ltd., 8.38%, 04/12/2027(a)	400,000	415,080
Arada Sukuk 2 Ltd., 8.00%, 06/24/2029(a)	200,000	206,667
Arada Sukuk Ltd., 8.13%, 06/08/2027(a)	200,000	205,404
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/2027(a)	200,000	207,249
DP World Salaam, 6.00%(a)(d)(e)	670,000	670,450
MAF Global Securities Ltd., 7.88%(a)(d)(e)	220,000	227,421
Omniyat Sukuk 1 Ltd., 8.38%, 05/06/2028(a)	200,000	207,047
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	434,000	372,026
		2,997,836
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
United Kingdom-6.58%
180 Medical, Inc., 3.88%, 10/15/2029(a)	$220,000	$208,569
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	650,000	678,296
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	700,000	736,764
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	400,000	404,004
British Telecommunications PLC, 4.25%, 11/23/2081(a)(d)	240,000	236,520
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)	300,000	303,265
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029(a)	800,000	808,849
eG Global Finance PLC, 12.00%, 11/30/2028(a)	400,000	442,471
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029(a)	200,000	186,280
11.50%, 08/15/2029(a)	200,000	198,701
8.75%, 01/15/2032(a)	200,000	177,275
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031(a)	375,000	388,644
8.13%, 02/15/2032(a)	200,000	208,467
Ithaca Energy (North Sea) PLC, 8.13%, 10/15/2029(a)(b)	250,000	258,353
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025(a)	200,000	200,030
4.50%, 10/01/2027(a)	220,000	216,067
5.88%, 01/15/2028(a)	220,000	220,860
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/2031(a)	200,000	174,757
Panama Infrastructure Receivable Purchaser PLC, 0.00%, 04/05/2032(a)(g)	550,000	400,326
Standard Chartered PLC, 7.01%(a)(d)(e)	300,000	310,230
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	420,000	379,030
Virgin Media Secured Finance PLC
5.50%, 05/15/2029(a)	581,000	568,319
4.50%, 08/15/2030(a)	410,000	381,638
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/2028(a)	220,000	213,551
VMED 02 UK Financing I PLC, 7.75%, 04/15/2032(a)	300,000	312,886
VMED O2 UK Financing I PLC
4.25%, 01/31/2031(a)	561,000	511,720
4.75%, 07/15/2031(a)	730,000	676,148
Vodafone Group PLC
7.00%, 04/04/2079(b)(d)	921,000	963,866
3.25%, 06/04/2081(d)	188,000	183,203
4.13%, 06/04/2081(b)(d)	430,000	396,671
5.13%, 06/04/2081(d)	413,000	319,238
Zegona Finance PLC, 8.63%, 07/15/2029(a)	350,000	373,100
		12,038,098
United States-2.38%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(a)	350,000	345,931
Avianca Midco 2 PLC
9.00%, 12/01/2028(a)	450,000	430,313
9.63%, 02/14/2030(a)	350,000	325,817
	Principal Amount	Value
United States-(continued)
CNG Holdings, Inc., 14.50%, 06/30/2026(a)	$300,000	$281,430
Constellium SE, 3.75%, 04/15/2029(a)	250,000	234,824
Dresdner Funding Trust I, 8.15%, 06/30/2031(a)	450,000	496,926
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/2032(a)	325,000	337,535
GFL Environmental, Inc.
4.00%, 08/01/2028(a)(b)	387,000	375,395
4.75%, 06/15/2029(a)	386,000	377,721
4.38%, 08/15/2029(a)(b)	210,000	203,823
6.75%, 01/15/2031(a)	400,000	415,035
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	325,000	322,411
Playtika Holding Corp., 4.25%, 03/15/2029(a)	231,000	211,433
		4,358,594
Uzbekistan-0.70%
JSC Uzbekneftegaz, 8.75%, 05/07/2030(a)	300,000	315,641
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/2031(a)	250,000	258,415
Navoiy Kon-Metallurgiya Kombinati Aksiyadorlik Jamiyati
6.70%, 10/17/2028(a)	200,000	204,968
6.75%, 05/14/2030(a)	200,000	205,161
Uzbekneftegaz JSC, 4.75%, 11/16/2028(a)	310,000	290,838
		1,275,023
Zambia-1.08%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(a)	270,000	270,649
9.38%, 03/01/2029(a)	700,000	742,673
8.63%, 06/01/2031(a)	581,000	605,695
8.00%, 03/01/2033(a)	350,000	361,085
		1,980,102
Total U.S. Dollar Denominated Bonds & Notes (Cost $174,101,240)		178,263,488
	Shares
Common Stocks & Other Equity Interests-0.13%
Spain-0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034(a)(h)(i)	10	46
United States-0.13%
Hornbeck Offshore Services, Inc.(h)(j)	323	15,302
Hornbeck Offshore Services, Inc., Wts., TBA(h)(j)	3,246	153,779
Hornbeck Offshore Services, Inc., Wts., TBA(h)(j)	2,673	50,119
Premier Brands Group Holdings Co.(h)(k)	3,222	6,980
TRU Taj LLC/TRU Taj Finance, Inc.(h)	2,156	2,156
		228,336
Total Common Stocks & Other Equity Interests (Cost $178,938)		228,382

Preferred Stocks-0.00%
Guitar Center Holdings, Inc., Series A, Pfd., 0.00%(i)(l) (Cost $220,500)	2,000	4,000
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.86%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(m)(n) (Cost $1,580,432)	1,580,432	$1,580,432
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.39% (Cost $176,081,110)		180,076,302
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.70%
Invesco Private Government Fund, 4.32%(m)(n)(o)	3,920,861	3,920,861
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(m)(n)(o)	10,177,462	$10,179,497
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,100,394)		14,100,358
TOTAL INVESTMENTS IN SECURITIES-106.09% (Cost $190,181,504)		194,176,660
OTHER ASSETS LESS LIABILITIES-(6.09)%		(11,149,074)
NET ASSETS-100.00%		$183,027,586

Investment Abbreviations:
Pfd.-Preferred
PIK-Pay-in-Kind
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $156,809,751, which represented 85.68% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.

(g)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(h)	Non-income producing security.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(k)	Acquired as part of the Nine West Holding, Inc. reorganization.
(l)	Acquired as part of the Guitar Center, Inc. reorganization.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,305,374	$24,802,338	$(25,527,280)	$-	$-	$1,580,432	$40,968
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,371,166	13,544,516	(12,994,821)	-	-	3,920,861	80,298 *
Invesco Private Prime Fund	8,773,029	36,950,583	(35,543,466)	263	(912)	10,179,497	214,727 *
Total	$14,449,569	$75,297,437	$(74,065,567)	$263	$(912)	$15,680,790	$335,993

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2025
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Corporate Bond ETF (PICB)
July 31, 2025
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.32%(a)
Australia-2.45%
APA Infrastructure Ltd., 3.50%, 03/22/2030(b)	GBP	449,000	$558,720
Australia & New Zealand Banking Group Ltd., 0.75%, 09/29/2026(b)	EUR	200,000	224,710
Australia and New Zealand Banking Group Ltd., 4.95%, 02/05/2029	AUD	550,000	363,785
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	650,000	709,431
Commonwealth Bank of Australia, 4.90%, 08/17/2028	AUD	500,000	329,844
National Australia Bank Ltd.
2.90%, 02/25/2027	AUD	800,000	508,101
1.38%, 08/30/2028(b)	EUR	200,000	221,004
4.85%, 03/22/2029	AUD	600,000	395,910
3.13%, 02/28/2030(b)	EUR	300,000	348,519
Sydney Airport Finance Co. Pty. Ltd., 4.38%, 05/03/2033(b)	EUR	100,000	120,899
Westpac Banking Corp.
5.00%, 01/15/2029	AUD	600,000	397,424
5.10%, 05/14/2029	AUD	800,000	532,788
			4,711,135
Belgium-0.34%
Anheuser-Busch InBev S.A./N.V., 3.88%, 05/19/2038(b)	EUR	250,000	287,867
Belfius Bank S.A., 4.13%, 09/12/2029	EUR	300,000	361,697
			649,564
Canada-19.17%
Bank of Montreal
3.65%, 04/01/2027	CAD	1,220,000	888,437
4.31%, 06/01/2027	CAD	1,450,000	1,067,990
4.71%, 12/07/2027	CAD	1,500,000	1,118,086
5.04%, 05/29/2028	CAD	1,200,000	905,301
4.54%, 12/18/2028	CAD	1,200,000	896,500
4.42%, 07/17/2029	CAD	1,150,000	857,258
3.73%, 06/03/2031(c)	CAD	900,000	649,415
Bank of Nova Scotia (The)
2.95%, 03/08/2027	CAD	2,250,000	1,621,325
4.68%, 02/01/2029	CAD	1,200,000	901,959
3.50%, 04/17/2029(b)	EUR	100,000	116,963
Bell Canada
3.80%, 08/21/2028	CAD	550,000	401,269
4.55%, 02/09/2030	CAD	600,000	447,243
2.50%, 05/14/2030	CAD	650,000	446,234
3.00%, 03/17/2031	CAD	650,000	447,127
5.85%, 11/10/2032	CAD	750,000	592,758
5.15%, 08/24/2034	CAD	700,000	528,907
Brookfield Finance II, Inc., 5.43%, 12/14/2032(b)	CAD	550,000	424,505
Canadian Imperial Bank of Commerce
5.00%, 12/07/2026	CAD	700,000	518,381
2.25%, 01/07/2027	CAD	990,000	707,633
4.95%, 06/29/2027	CAD	1,250,000	931,503
5.05%, 10/07/2027	CAD	1,100,000	824,107
5.50%, 01/14/2028	CAD	800,000	606,537
CDP Financial, Inc.
4.10%, 06/13/2030(b)	AUD	1,100,000	707,534
2.75%, 02/13/2032(b)	EUR	250,000	282,915
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD	750,000	541,125
	Principal Amount		Value
Canada-(continued)
Coastal Gaslink Pipeline L.P.
Series J, 5.86%, 03/30/2049	CAD	550,000	$445,295
Series K, 5.86%, 06/30/2049	CAD	650,000	526,441
Federation des caisses Desjardins du Quebec
4.41%, 05/19/2027	CAD	600,000	442,942
5.47%, 11/17/2028	CAD	800,000	613,614
3.80%, 09/24/2029	CAD	700,000	509,723
Hydro One, Inc., 4.25%, 01/04/2035	CAD	630,000	458,428
National Bank of Canada
5.22%, 06/14/2028	CAD	1,100,000	835,206
5.02%, 02/01/2029	CAD	850,000	645,805
OMERS Finance Trust, 3.25%, 01/28/2035(b)	EUR	250,000	284,152
Ontario Teachers’ Finance Trust
1.85%, 05/03/2032(b)	EUR	300,000	319,674
0.90%, 05/20/2041(b)	EUR	200,000	153,368
Original Wempi, Inc., 7.79%, 10/04/2027	CAD	500,000	388,554
Rogers Communications, Inc.
3.65%, 03/31/2027	CAD	900,000	653,829
4.25%, 04/15/2032	CAD	550,000	397,672
6.75%, 11/09/2039	CAD	820,000	686,426
Royal Bank of Canada
4.63%, 05/01/2028	CAD	1,450,000	1,084,267
2.13%, 04/26/2029(b)	EUR	200,000	223,905
5.23%, 06/24/2030	CAD	800,000	620,558
TELUS Corp.
5.25%, 11/15/2032	CAD	700,000	535,667
Series CY, 3.30%, 05/02/2029	CAD	650,000	464,922
Toronto-Dominion Bank (The)
2.26%, 01/07/2027	CAD	1,050,000	750,581
0.50%, 01/18/2027(b)	EUR	200,000	222,966
4.21%, 06/01/2027	CAD	1,600,000	1,176,933
5.38%, 10/21/2027	CAD	1,200,000	906,551
4.48%, 01/18/2028	CAD	1,200,000	892,733
5.49%, 09/08/2028	CAD	900,000	690,420
4.68%, 01/08/2029	CAD	1,550,000	1,164,482
3.63%, 12/13/2029(b)	EUR	250,000	294,798
1.95%, 04/08/2030(b)	EUR	350,000	382,946
3.56%, 04/16/2031(b)	EUR	200,000	233,462
3.13%, 08/03/2032(b)	EUR	100,000	113,367
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	1,250,000	909,895
5.28%, 07/15/2030(b)	CAD	750,000	576,598
4.58%, 02/20/2035	CAD	600,000	433,108
4.34%, 10/15/2049(b)	CAD	550,000	350,869
			36,821,169
Denmark-1.86%
Carlsberg Breweries A/S
3.00%, 08/28/2029(b)	EUR	250,000	288,484
3.25%, 02/28/2032(b)	EUR	100,000	114,430
3.50%, 02/28/2035(b)	EUR	150,000	170,663
5.50%, 02/28/2039(b)	GBP	300,000	391,169
DSV Finance B.V.
3.13%, 11/06/2028(b)	EUR	100,000	116,141
3.25%, 11/06/2030(b)	EUR	200,000	231,776
Novo Nordisk Finance (Netherlands) B.V.
2.38%, 05/27/2028(b)	EUR	250,000	285,594
2.88%, 08/27/2030(b)	EUR	200,000	229,675
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount		Value
Denmark-(continued)
3.38%, 05/21/2034(b)	EUR	200,000	$229,921
3.63%, 05/27/2037(b)	EUR	200,000	229,844
Orsted A/S
4.88%, 01/12/2032(b)	GBP	400,000	511,737
5.75%, 04/09/2040(b)	GBP	338,000	418,271
5.38%, 09/13/2042(b)	GBP	300,000	348,342
			3,566,047
Finland-0.73%
Nordea Bank Abp
1.13%, 02/16/2027(b)	EUR	130,000	146,189
4.13%, 05/05/2028(b)	EUR	200,000	239,082
0.50%, 11/02/2028(b)	EUR	200,000	214,598
2.50%, 05/23/2029(b)	EUR	200,000	227,088
3.38%, 06/11/2029(b)	EUR	200,000	235,088
2.75%, 05/02/2030(b)	EUR	100,000	114,406
3.63%, 03/15/2034(b)	EUR	200,000	234,114
			1,410,565
France-25.12%
Abertis France SAS, 1.48%, 01/18/2031(b)	EUR	100,000	104,178
Action Logement Services
0.38%, 10/05/2031(b)	EUR	200,000	194,769
1.38%, 04/13/2032(b)	EUR	200,000	204,518
0.50%, 10/30/2034(b)	EUR	100,000	88,032
4.13%, 10/03/2038(b)	EUR	100,000	116,887
0.75%, 07/19/2041(b)	EUR	200,000	142,475
3.63%, 05/25/2043(b)	EUR	200,000	214,842
Aeroports de Paris S.A., 2.75%, 04/02/2030(b)	EUR	400,000	454,686
Airbus SE
1.63%, 06/09/2030(b)	EUR	300,000	327,564
2.38%, 04/07/2032(b)	EUR	200,000	222,263
2.38%, 06/09/2040(b)	EUR	200,000	195,093
Autoroutes du Sud de la France S.A., 1.38%, 02/21/2031(b)	EUR	100,000	105,227
Ayvens S.A.
3.88%, 02/22/2027(b)	EUR	200,000	233,902
3.88%, 01/24/2028(b)	EUR	200,000	236,031
4.88%, 10/06/2028(b)	EUR	100,000	121,575
Banque Federative du Credit Mutuel
3.00%, 05/07/2030(b)	EUR	200,000	229,176
3.63%, 03/07/2035(b)	EUR	200,000	227,878
Banque Federative du Credit Mutuel S.A.
3.13%, 09/14/2027(b)	EUR	300,000	348,763
3.88%, 01/26/2028(b)	EUR	200,000	236,608
0.25%, 07/19/2028(b)	EUR	100,000	106,936
0.63%, 11/03/2028(b)	EUR	200,000	214,414
4.13%, 03/13/2029(b)	EUR	200,000	239,720
1.75%, 03/15/2029(b)	EUR	200,000	220,914
1.88%, 06/18/2029(b)	EUR	200,000	219,053
2.63%, 11/06/2029(b)	EUR	200,000	225,867
0.75%, 01/17/2030(b)	EUR	100,000	103,990
4.38%, 05/02/2030(b)	EUR	200,000	241,408
1.25%, 06/03/2030(b)	EUR	100,000	105,244
0.63%, 02/21/2031(b)	EUR	400,000	397,908
3.25%, 10/17/2031(b)	EUR	200,000	230,404
4.75%, 11/10/2031(b)	EUR	200,000	246,822
1.13%, 01/19/2032(b)	EUR	300,000	299,557
5.13%, 01/13/2033(b)	EUR	300,000	371,922
3.75%, 02/01/2033(b)	EUR	300,000	352,573
	Principal Amount		Value
France-(continued)
4.13%, 06/14/2033(b)	EUR	300,000	$361,794
4.38%, 01/11/2034(b)	EUR	300,000	353,417
3.75%, 02/03/2034(b)	EUR	100,000	116,654
BNP Paribas S.A.
0.13%, 09/04/2026(b)	EUR	200,000	224,228
2.25%, 01/11/2027(b)	EUR	200,000	228,671
1.50%, 05/23/2028(b)	EUR	100,000	111,746
1.38%, 05/28/2029(b)	EUR	300,000	325,564
3.63%, 09/01/2029(b)	EUR	200,000	236,037
1.63%, 07/02/2031(b)	EUR	200,000	207,772
1.25%, 07/13/2031(b)	GBP	600,000	640,798
2.10%, 04/07/2032(b)	EUR	300,000	318,037
5.75%, 06/13/2032(b)	GBP	500,000	684,385
0.63%, 12/03/2032(b)	EUR	400,000	378,701
4.13%, 05/24/2033(b)	EUR	300,000	365,027
4.10%, 02/13/2034(b)	EUR	200,000	238,155
2.00%, 09/13/2036(b)	GBP	400,000	376,372
Bouygues S.A.
2.25%, 06/29/2029(b)	EUR	100,000	112,662
0.50%, 02/11/2030(b)	EUR	200,000	206,473
3.88%, 07/17/2031(b)	EUR	200,000	238,228
4.63%, 06/07/2032(b)	EUR	200,000	247,783
3.25%, 06/30/2037(b)(d)	EUR	200,000	219,485
5.38%, 06/30/2042(b)	EUR	200,000	258,422
BPCE S.A.
0.50%, 02/24/2027(b)	EUR	100,000	111,457
3.50%, 01/25/2028(b)	EUR	200,000	235,042
4.38%, 07/13/2028(b)	EUR	200,000	240,674
3.88%, 01/11/2029(b)	EUR	200,000	236,668
5.25%, 04/16/2029(b)	GBP	400,000	531,946
0.25%, 01/14/2031(b)	EUR	300,000	297,693
0.75%, 03/03/2031(b)	EUR	200,000	201,509
1.00%, 01/14/2032(b)	EUR	200,000	197,858
4.00%, 11/29/2032(b)	EUR	200,000	240,764
4.50%, 01/13/2033(b)	EUR	100,000	121,532
3.88%, 01/25/2036(b)	EUR	300,000	352,770
Capgemini SE, 2.38%, 04/15/2032(b)	EUR	300,000	328,159
Cie de Saint-Gobain S.A.
3.75%, 11/29/2026(b)	EUR	100,000	116,493
3.38%, 04/08/2030(b)	EUR	300,000	350,591
3.88%, 11/29/2030(b)	EUR	300,000	358,075
1.88%, 03/15/2031(b)	EUR	100,000	107,586
3.63%, 04/08/2034(b)	EUR	100,000	116,514
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	200,000	217,755
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	200,000	221,023
2.13%, 07/29/2032(b)	EUR	200,000	210,535
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR	300,000	323,183
1.50%, 10/06/2031(b)	EUR	400,000	407,873
Credit Agricole S.A.
1.88%, 12/20/2026(b)	EUR	400,000	455,589
0.13%, 12/09/2027	EUR	400,000	434,271
0.38%, 04/20/2028(b)	EUR	500,000	541,561
1.13%, 02/24/2029(b)	EUR	300,000	327,084
1.75%, 03/05/2029(b)	EUR	300,000	330,966
2.00%, 03/25/2029(b)	EUR	400,000	443,179
1.00%, 07/03/2029(b)	EUR	300,000	322,295
2.50%, 08/29/2029(b)(d)	EUR	500,000	569,297
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount		Value
France-(continued)
4.13%, 03/07/2030(b)	EUR	300,000	$362,836
3.88%, 04/20/2031(b)	EUR	400,000	477,647
0.88%, 01/14/2032(b)	EUR	400,000	396,862
3.13%, 02/26/2032(b)	EUR	200,000	229,236
1.13%, 07/12/2032(b)	EUR	300,000	296,573
4.00%, 01/18/2033(b)	EUR	200,000	240,313
4.38%, 11/27/2033(b)	EUR	300,000	364,020
3.75%, 01/22/2034(b)	EUR	300,000	353,643
3.88%, 11/28/2034(b)	EUR	300,000	355,322
3.75%, 05/27/2035(b)	EUR	200,000	230,243
4.13%, 02/26/2036(b)	EUR	500,000	591,572
Credit Mutuel Arkea S.A., 3.38%, 09/19/2027(b)	EUR	200,000	233,746
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	200,000	209,687
Electricite de France S.A.
1.00%, 10/13/2026(b)	EUR	300,000	337,908
3.75%, 06/05/2027(b)	EUR	200,000	234,024
6.25%, 05/30/2028(b)	GBP	300,000	414,426
4.38%, 10/12/2029(b)	EUR	200,000	242,552
4.63%, 04/26/2030(b)	EUR	350,000	430,271
2.00%, 10/02/2030(b)	EUR	100,000	108,614
4.13%, 06/17/2031(b)	EUR	200,000	239,363
5.88%, 07/18/2031	GBP	452,000	619,735
4.25%, 01/25/2032(b)	EUR	200,000	240,596
1.00%, 11/29/2033(b)	EUR	300,000	280,490
6.13%, 06/02/2034(b)	GBP	850,000	1,160,604
4.75%, 10/12/2034(b)	EUR	200,000	246,708
5.50%, 03/27/2037(b)	GBP	200,000	251,357
5.50%, 10/17/2041(b)	GBP	1,000,000	1,193,229
4.63%, 01/25/2043(b)	EUR	200,000	230,385
4.75%, 06/17/2044(b)	EUR	200,000	231,739
2.00%, 12/09/2049(b)	EUR	200,000	141,779
5.13%, 09/22/2050(b)	GBP	500,000	532,274
5.63%, 01/25/2053(b)	GBP	300,000	335,356
6.50%, 11/08/2064(b)	GBP	400,000	498,936
6.00%, 01/23/2114(b)	GBP	800,000	903,247
ENGIE S.A.
3.63%, 01/11/2030(b)	EUR	200,000	235,913
4.00%, 01/11/2035(b)	EUR	200,000	236,155
5.75%, 10/28/2050(b)	GBP	300,000	366,515
5.63%, 04/03/2053(b)	GBP	400,000	471,692
5.00%, 10/01/2060(b)	GBP	600,000	642,584
Kering S.A.
3.63%, 09/05/2031(b)	EUR	200,000	231,419
3.38%, 03/11/2032(b)(d)	EUR	200,000	226,091
3.88%, 09/05/2035(b)(d)	EUR	300,000	338,086
La Banque Postale S.A., 4.00%, 05/03/2028(b)	EUR	200,000	237,484
LVMH Moet Hennessy Louis Vuitton, 2.63%, 03/07/2029(b)	EUR	300,000	343,763
LVMH Moet Hennessy Louis Vuitton SE, 3.50%, 09/07/2033(b)	EUR	200,000	233,447
Orange S.A.
1.88%, 09/12/2030(b)	EUR	200,000	218,475
0.50%, 09/04/2032(b)	EUR	100,000	96,079
8.13%, 01/28/2033	EUR	250,000	378,203
0.63%, 12/16/2033(b)	EUR	300,000	276,976
5.63%, 01/23/2034	GBP	378,000	518,972
5.38%, 11/22/2050(b)	GBP	300,000	359,165
	Principal Amount		Value
France-(continued)
Pernod Ricard S.A., 1.75%, 04/08/2030(b)	EUR	200,000	$217,468
RTE Reseau de Transport d’Electricite SADIR, 3.75%, 07/04/2035(b)	EUR	200,000	232,894
Societe Generale S.A.
4.25%, 09/28/2026(b)	EUR	300,000	351,548
0.75%, 01/25/2027(b)	EUR	200,000	223,969
3.00%, 02/12/2027(b)	EUR	200,000	231,503
4.13%, 06/02/2027(b)	EUR	200,000	236,126
0.25%, 07/08/2027(b)	EUR	200,000	220,274
4.00%, 11/16/2027(b)	EUR	200,000	237,457
0.13%, 02/18/2028(b)	EUR	200,000	216,244
2.13%, 09/27/2028(b)	EUR	200,000	225,216
4.13%, 11/21/2028(b)	EUR	100,000	120,046
1.75%, 03/22/2029(b)	EUR	300,000	330,144
2.63%, 05/30/2029(b)	EUR	200,000	229,492
1.25%, 06/12/2030(b)	EUR	200,000	210,515
4.25%, 11/16/2032(b)(d)	EUR	200,000	245,333
5.63%, 06/02/2033(b)	EUR	200,000	254,610
6.25%, 06/22/2033(b)	GBP	300,000	425,348
Suez S.A.
2.88%, 05/24/2034(b)	EUR	200,000	215,432
6.63%, 10/05/2043(b)	GBP	400,000	545,963
TotalEnergies Capital International
3.16%, 03/03/2033(b)	EUR	100,000	113,915
3.85%, 03/03/2045(b)	EUR	200,000	215,008
TotalEnergies Capital International S.A.
1.99%, 04/08/2032(b)	EUR	300,000	321,781
1.62%, 05/18/2040(b)	EUR	200,000	170,998
Unibail-Rodamco-Westfield SE
0.63%, 05/04/2027(b)	EUR	200,000	222,211
1.38%, 12/04/2031(b)	EUR	200,000	202,141
Vinci S.A., 1.75%, 09/26/2030(b)	EUR	400,000	434,871
			48,258,371
Germany-10.31%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP	500,000	581,277
Amprion GmbH, 3.97%, 09/22/2032(b)	EUR	200,000	238,432
Aroundtown S.A., 0.38%, 04/15/2027(b)	EUR	200,000	220,904
BASF SE, 1.50%, 03/17/2031(b)	EUR	200,000	211,161
Bayer AG
0.75%, 01/06/2027(b)	EUR	300,000	335,298
0.38%, 01/12/2029(b)	EUR	200,000	210,767
1.13%, 01/06/2030(b)	EUR	300,000	316,243
0.63%, 07/12/2031(b)	EUR	200,000	196,476
1.38%, 07/06/2032(b)	EUR	200,000	199,978
4.63%, 05/26/2033(b)	EUR	200,000	244,994
Bayer Capital Corp. B.V., 2.13%, 12/15/2029(b)	EUR	300,000	331,114
BMW International Investment B.V.
3.00%, 08/27/2027(b)	EUR	384,000	445,081
3.13%, 07/22/2029(b)	EUR	150,000	174,061
BMW US Capital LLC
3.00%, 11/02/2027(b)	EUR	204,000	236,605
3.38%, 02/02/2034(b)	EUR	135,000	152,683
Deutsche Bahn AG
0.63%, 04/15/2036(b)	EUR	200,000	173,353
0.63%, 12/08/2050(b)	EUR	198,000	111,714
1.13%, 05/29/2051(b)	EUR	151,000	96,254
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount		Value
Germany-(continued)
Deutsche Bank AG, 1.63%, 01/20/2027(b)	EUR	300,000	$339,675
Deutsche Boerse AG, 3.88%, 09/28/2033(b)	EUR	300,000	360,626
Deutsche Post AG, 3.50%, 03/25/2036(b)	EUR	150,000	172,116
Deutsche Telekom AG, 3.63%, 02/03/2045(b)	EUR	150,000	161,522
E.ON International Finance B.V.
6.25%, 06/03/2030(b)	GBP	500,000	706,177
6.38%, 06/07/2032	GBP	582,000	828,511
4.75%, 01/31/2034(b)	GBP	400,000	508,277
5.88%, 10/30/2037(b)	GBP	450,000	599,967
6.75%, 01/27/2039(b)	GBP	350,000	498,726
6.13%, 07/06/2039(b)	GBP	600,000	803,586
E.ON SE
3.88%, 01/12/2035(b)	EUR	166,000	196,872
4.13%, 03/25/2044(b)(d)	EUR	175,000	201,311
EnBW International Finance B.V., 3.75%, 11/20/2035(b)	EUR	174,000	200,587
Eurogrid GmbH, 3.73%, 10/18/2035(b)	EUR	200,000	227,493
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	200,000	215,122
Landesbank Baden-Wuerttemberg, 0.38%, 02/18/2027(b)	EUR	200,000	222,225
Landesbank Hessen-Thueringen Girozentrale, 3.00%, 03/05/2032(b)	EUR	200,000	230,573
Mercedes-Benz Group AG
1.50%, 07/03/2029(b)(d)	EUR	200,000	220,254
0.75%, 09/10/2030(b)	EUR	200,000	206,974
1.13%, 11/06/2031(b)(d)	EUR	100,000	102,482
0.75%, 03/11/2033(b)(d)	EUR	229,000	220,493
2.13%, 07/03/2037(b)	EUR	250,000	248,468
Mercedes-Benz International Finance B.V.
0.38%, 11/08/2026(b)	EUR	100,000	111,847
3.25%, 11/15/2030(b)	EUR	228,000	264,016
3.70%, 05/30/2031(b)(d)	EUR	200,000	238,540
Robert Bosch GmbH
3.63%, 06/02/2030(b)	EUR	100,000	118,232
4.00%, 06/02/2035(b)	EUR	200,000	236,502
4.38%, 06/02/2043(b)	EUR	300,000	347,835
RWE AG, 2.75%, 05/24/2030(b)	EUR	175,000	199,911
Siemens Financieringsmaatschappij N.V.
3.38%, 08/24/2031(b)	EUR	200,000	237,038
3.13%, 05/22/2032(b)	EUR	300,000	349,552
3.00%, 09/08/2033(b)	EUR	200,000	229,139
0.50%, 09/05/2034(b)	EUR	200,000	185,782
3.63%, 05/27/2036(b)	EUR	200,000	233,242
3.38%, 02/22/2037(b)	EUR	200,000	226,822
3.75%, 09/10/2042(b)	GBP	400,000	424,078
3.63%, 02/22/2044(b)	EUR	300,000	333,134
Traton Finance Luxembourg S.A., 0.75%, 03/24/2029(b)	EUR	300,000	318,981
Volkswagen Financial Services AG
0.13%, 02/12/2027(b)	EUR	208,000	229,563
3.25%, 05/19/2027(b)	EUR	200,000	231,058
0.88%, 01/31/2028(b)	EUR	230,000	251,561
3.63%, 05/19/2029(b)	EUR	200,000	233,199
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP	300,000	372,278
	Principal Amount		Value
Germany-(continued)
Volkswagen International Finance N.V.
1.88%, 03/30/2027(b)	EUR	500,000	$565,415
0.88%, 09/22/2028(b)	EUR	300,000	323,596
1.63%, 01/16/2030(b)	EUR	185,000	200,063
3.25%, 11/18/2030(b)	EUR	100,000	114,653
4.13%, 11/16/2038(b)	EUR	200,000	229,805
Volkswagen Leasing GmbH, 3.88%, 10/11/2028(b)	EUR	100,000	117,980
Vonovia SE
0.38%, 06/16/2027(b)	EUR	100,000	110,046
0.25%, 09/01/2028(b)	EUR	200,000	213,131
0.75%, 09/01/2032(b)	EUR	200,000	190,164
Wintershall Dea Finance B.V.
1.33%, 09/25/2028(b)	EUR	200,000	217,427
1.82%, 09/25/2031(b)	EUR	200,000	202,106
			19,805,128
Italy-4.80%
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR	125,000	134,135
2.38%, 11/25/2033(b)	EUR	200,000	206,618
Autostrade per l’Italia S.p.A.
2.00%, 12/04/2028(b)	EUR	300,000	335,791
2.00%, 01/15/2030(b)	EUR	200,000	219,756
Enel Finance International N.V.
3.88%, 03/09/2029(b)	EUR	200,000	238,369
0.88%, 09/28/2034(b)	EUR	270,000	243,898
3.88%, 01/23/2035(b)	EUR	200,000	233,985
0.88%, 06/17/2036(b)	EUR	200,000	171,634
5.75%, 09/14/2040(b)	GBP	800,000	1,031,234
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	339,000	445,314
Eni S.p.A.
0.38%, 06/14/2028(b)	EUR	286,000	309,266
3.63%, 01/29/2029(b)	EUR	200,000	236,292
0.63%, 01/23/2030(b)	EUR	200,000	207,904
2.00%, 05/18/2031(b)	EUR	150,000	162,688
4.25%, 05/19/2033(b)	EUR	200,000	240,606
3.88%, 01/15/2034(b)	EUR	100,000	116,992
Intesa Sanpaolo S.p.A.
1.00%, 11/19/2026(b)	EUR	202,000	227,861
4.75%, 09/06/2027(b)	EUR	150,000	179,637
0.75%, 03/16/2028(b)	EUR	300,000	328,663
1.75%, 03/20/2028(b)	EUR	250,000	281,020
1.75%, 07/04/2029(b)	EUR	223,000	245,449
4.88%, 05/19/2030(b)	EUR	300,000	372,891
3.63%, 10/16/2030(b)	EUR	200,000	236,252
5.13%, 08/29/2031(b)	EUR	300,000	380,533
6.63%, 05/31/2033(b)	GBP	500,000	714,040
Italgas S.p.A., 3.13%, 02/08/2029(b)	EUR	200,000	231,558
Snam S.p.A.
3.88%, 02/19/2034(b)	EUR	200,000	235,536
5.75%, 11/26/2036(b)	GBP	300,000	397,479
UniCredit S.p.A.
0.85%, 01/19/2031(b)	EUR	213,000	217,785
4.00%, 03/05/2034(b)	EUR	200,000	236,733
4.20%, 06/11/2034(b)	EUR	150,000	177,277
3.73%, 06/10/2035(b)	EUR	100,000	115,194
Unipol Assicurazioni S.p.A., 3.25%, 09/23/2030(b)	EUR	100,000	116,923
			9,229,313
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount		Value
Japan-2.01%
East Japan Railway Co., 5.56%, 09/04/2054(b)	GBP	400,000	$497,946
Mizuho Financial Group, Inc.
5.63%, 06/13/2028(b)	GBP	300,000	409,991
0.69%, 10/07/2030(b)	EUR	200,000	203,484
NTT Finance Corp.
0.34%, 03/03/2030(b)	EUR	200,000	204,100
Series 17, 0.28%, 12/20/2027	JPY	100,000,000	650,693
Series 18, 0.38%, 09/20/2030	JPY	200,000,000	1,253,698
Sumitomo Mitsui Financial Group, Inc., 0.63%, 10/23/2029(b)	EUR	125,000	130,757
Takeda Pharmaceutical Co. Ltd.
3.00%, 11/21/2030(b)	EUR	200,000	228,245
1.38%, 07/09/2032	EUR	200,000	201,511
2.00%, 07/09/2040	EUR	100,000	88,321
			3,868,746
Luxembourg-0.12%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	200,000	224,147
Netherlands-3.39%
ABN AMRO Bank N.V.
0.60%, 01/15/2027(b)	EUR	200,000	223,461
4.00%, 01/16/2028(b)	EUR	200,000	237,650
4.38%, 10/20/2028(b)	EUR	200,000	241,133
2.75%, 06/04/2029(b)	EUR	200,000	229,986
0.50%, 09/23/2029(b)	EUR	200,000	208,403
4.75%, 10/24/2029(b)	GBP	300,000	400,633
4.25%, 02/21/2030(b)	EUR	200,000	241,590
3.88%, 01/15/2032(b)	EUR	200,000	236,694
1.00%, 06/02/2033(b)	EUR	300,000	288,760
1.25%, 01/20/2034(b)	EUR	300,000	289,833
4.50%, 11/21/2034(b)	EUR	100,000	124,185
Ayvens Bank N.V., 0.25%, 09/07/2026(b)	EUR	200,000	223,748
Cooperatieve Rabobank U.A.
4.63%, 05/23/2029(b)	GBP	600,000	789,692
4.00%, 01/10/2030(b)	EUR	200,000	239,917
1.13%, 05/07/2031(b)	EUR	200,000	205,331
3.82%, 07/26/2034(b)	EUR	200,000	236,094
ING Groep N.V.
2.00%, 09/20/2028(b)	EUR	200,000	225,418
2.50%, 11/15/2030(b)	EUR	300,000	335,434
Koninklijke KPN N.V.
5.75%, 09/17/2029(b)	GBP	314,000	434,300
3.88%, 02/16/2036(b)	EUR	100,000	116,368
Prosus N.V., 1.29%, 07/13/2029(b)	EUR	100,000	106,841
TenneT Holding B.V.
1.63%, 11/17/2026(b)	EUR	100,000	113,507
2.13%, 11/17/2029(b)	EUR	300,000	336,306
4.50%, 10/28/2034(b)	EUR	200,000	247,034
0.88%, 06/16/2035(b)	EUR	200,000	184,938
			6,517,256
New Zealand-0.37%
Bank of New Zealand, 5.87%, 09/01/2028(b)	NZD	550,000	343,676
Westpac New Zealand Ltd., 4.34%, 09/24/2029	NZD	600,000	356,857
			700,533
	Principal Amount		Value
Norway-2.02%
Equinor ASA
1.25%, 02/17/2027(b)	EUR	200,000	$225,231
1.38%, 05/22/2032(b)	EUR	100,000	102,391
1.63%, 02/17/2035(b)	EUR	100,000	97,347
Norway Government Bond
Series 479, 1.75%, 02/17/2027(b)	NOK	9,900,000	936,016
Series 480, 2.00%, 04/26/2028(b)	NOK	6,570,000	612,423
Series 481, 1.75%, 09/06/2029(b)	NOK	5,600,000	504,314
Series 482, 1.38%, 08/19/2030(b)	NOK	1,000,000	86,648
Series 483, 1.25%, 09/17/2031(b)	NOK	1,350,000	113,174
Series 484, 2.13%, 05/18/2032(b)	NOK	1,642,000	143,401
Series 486, 3.00%, 08/15/2033(b)	NOK	1,400,000	127,650
Series 487, 3.63%, 04/13/2034(b)	NOK	2,500,000	237,861
Series 488, 3.63%, 05/31/2039(b)	NOK	600,000	56,329
Series 489, 3.75%, 06/12/2035(b)	NOK	1,800,000	172,328
SpareBank 1 Sør-Norge ASA, 3.75%, 11/23/2027(b)	EUR	203,000	238,819
Var Energi ASA, 3.88%, 03/12/2031(b)	EUR	200,000	233,102
			3,887,034
Portugal-0.17%
EDP Finance B.V., 1.88%, 09/21/2029(b)	EUR	300,000	331,325
Spain-4.93%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	200,000	227,964
3.00%, 03/27/2031(b)	EUR	200,000	227,852
Banco Bilbao Vizcaya Argentaria S.A.
0.50%, 01/14/2027(b)	EUR	300,000	334,769
3.50%, 02/10/2027(b)	EUR	100,000	115,891
4.38%, 10/14/2029(b)	EUR	300,000	366,525
3.50%, 03/26/2031(b)	EUR	200,000	236,177
3.88%, 01/15/2034(b)	EUR	200,000	240,169
Banco Santander S.A.
1.75%, 02/17/2027(b)	GBP	300,000	381,608
2.13%, 02/08/2028(b)	EUR	200,000	226,997
0.20%, 02/11/2028(b)	EUR	200,000	216,444
3.88%, 04/22/2029(b)	EUR	300,000	355,960
5.13%, 01/25/2030(b)	GBP	300,000	403,959
4.25%, 06/12/2030(b)	EUR	200,000	243,020
1.63%, 10/22/2030(b)	EUR	200,000	213,218
5.38%, 01/17/2031(b)	GBP	300,000	407,374
4.88%, 10/18/2031(b)	EUR	300,000	373,816
1.00%, 11/04/2031(b)	EUR	200,000	200,375
3.50%, 10/02/2032(b)	EUR	200,000	230,747
3.75%, 01/09/2034(b)	EUR	300,000	355,457
3.50%, 02/17/2035(b)	EUR	200,000	226,698
CaixaBank S.A.
3.75%, 09/07/2029(b)	EUR	200,000	238,557
4.25%, 09/06/2030(b)	EUR	200,000	243,573
4.38%, 11/29/2033(b)	EUR	200,000	247,584
Cellnex Finance Co. S.A.
1.00%, 09/15/2027(b)	EUR	200,000	222,195
1.50%, 06/08/2028(b)	EUR	200,000	222,200
2.00%, 02/15/2033(b)	EUR	200,000	206,337
Cellnex Telecom S.A., 1.75%, 10/23/2030(b)	EUR	200,000	214,159
Iberdrola Finanzas S.A.
1.38%, 03/11/2032(b)	EUR	200,000	206,149
5.25%, 10/31/2036(b)	GBP	300,000	390,126
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount		Value
Spain-(continued)
Santander Consumer Finance S.A., 3.75%, 01/17/2029(b)	EUR	200,000	$236,555
Telefonica Emisiones S.A.
1.45%, 01/22/2027(b)	EUR	100,000	113,164
1.20%, 08/21/2027(b)	EUR	300,000	335,200
1.79%, 03/12/2029(b)	EUR	200,000	222,121
0.66%, 02/03/2030(b)	EUR	200,000	207,513
2.59%, 05/25/2031(b)	EUR	100,000	111,181
3.70%, 01/24/2032(b)	EUR	200,000	233,397
Telefonica Emisiones, S.A., 3.72%, 01/23/2034(b)	EUR	200,000	228,364
			9,463,395
Sweden-2.20%
Skandinaviska Enskilda Banken AB
4.00%, 11/09/2026(b)	EUR	200,000	234,026
0.38%, 02/11/2027(b)	EUR	200,000	222,535
0.75%, 08/09/2027(b)	EUR	200,000	221,631
3.75%, 02/07/2028(b)	EUR	200,000	236,067
0.38%, 06/21/2028(b)	EUR	200,000	215,523
0.63%, 11/12/2029(b)	EUR	200,000	208,089
3.38%, 03/19/2030(b)	EUR	100,000	116,485
Svenska Handelsbanken AB
1.38%, 02/23/2029(b)	EUR	130,000	141,867
0.50%, 02/18/2030(b)	EUR	200,000	205,990
Sweden Government Bond
Series 1056, 2.25%, 06/01/2032(b)	SEK	1,000,000	102,642
Series 1059, 1.00%, 11/12/2026(b)	SEK	5,000,000	506,566
Series 1060, 0.75%, 05/12/2028(b)	SEK	6,500,000	645,077
Series 1061, 0.75%, 11/12/2029(b)	SEK	6,000,000	582,700
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	400,000	583,371
			4,222,569
Switzerland-1.67%
Holcim Finance (Luxembourg) S.A., 0.50%, 09/03/2030(b)	EUR	200,000	203,543
Lonza Finance International N.V., 3.88%, 04/24/2036(b)	EUR	200,000	232,427
Richemont International Holding S.A.
1.50%, 03/26/2030(b)	EUR	200,000	216,851
2.00%, 03/26/2038(b)	EUR	300,000	290,494
Sika Capital B.V., 3.75%, 11/03/2026(b)	EUR	100,000	116,392
Swisscom Finance B.V.
3.50%, 11/29/2031(b)	EUR	200,000	234,891
3.63%, 11/29/2036(b)	EUR	100,000	115,887
UBS AG, 0.25%, 09/01/2028(b)	EUR	320,000	341,957
UBS Group AG
1.25%, 09/01/2026(b)	EUR	200,000	226,742
0.25%, 02/24/2028(b)	EUR	200,000	216,312
0.65%, 09/10/2029(b)	EUR	100,000	105,062
0.88%, 11/03/2031(b)	EUR	200,000	199,025
0.63%, 01/18/2033(b)	EUR	348,000	326,397
0.63%, 02/24/2033(b)	EUR	400,000	374,621
			3,200,601
United Kingdom-13.85%
Anglian Water Services Financing PLC
6.00%, 06/20/2039(b)	GBP	300,000	387,019
5.75%, 06/07/2043(b)	GBP	400,000	484,788
6.25%, 09/12/2044(b)	GBP	400,000	511,142
	Principal Amount		Value
United Kingdom-(continued)
B.A.T. International Finance PLC
2.25%, 06/26/2028(b)	GBP	277,000	$344,448
2.25%, 01/16/2030(b)	EUR	300,000	332,653
6.00%, 11/24/2034(b)	GBP	275,000	372,139
Barclays PLC, 3.25%, 02/12/2027(b)	GBP	750,000	976,173
Blend Funding PLC
3.46%, 09/21/2047(b)	GBP	400,000	366,442
2.92%, 04/05/2054(b)	GBP	400,000	306,439
British Telecommunications PLC
1.50%, 06/23/2027(b)	EUR	200,000	225,426
3.13%, 11/21/2031(b)	GBP	300,000	361,612
6.38%, 06/23/2037(b)	GBP	300,000	416,295
Cadent Finance PLC
2.63%, 09/22/2038(b)	GBP	500,000	459,520
2.75%, 09/22/2046(b)	GBP	500,000	387,975
CCEP Finance (Ireland) DAC, 0.88%, 05/06/2033(b)	EUR	200,000	191,655
Centrica PLC
4.38%, 03/13/2029(b)	GBP	250,000	329,113
4.25%, 09/12/2044(b)	GBP	300,000	310,130
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP	330,000	280,111
Community Finance Co. 1 PLC, 5.02%, 07/31/2034	GBP	400,000	527,553
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(b)	GBP	404,250	446,614
Diageo Finance PLC
2.50%, 03/27/2032(b)	EUR	200,000	220,866
2.75%, 06/08/2038(b)	GBP	400,000	398,671
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	200,000	224,764
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035(b)	GBP	500,000	486,852
6.38%, 03/09/2039	GBP	400,000	571,762
Heathrow Funding Ltd.
6.75%, 12/03/2026(b)	GBP	400,000	543,493
6.45%, 12/10/2031(b)	GBP	450,000	636,323
5.88%, 05/13/2041(b)	GBP	500,000	646,179
4.63%, 10/31/2046(b)	GBP	500,000	536,843
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)	GBP	350,000	427,068
Housing & Care 21, 3.29%, 11/08/2049(b)	GBP	300,000	262,237
HSBC Holdings PLC
3.13%, 06/07/2028	EUR	200,000	232,990
7.00%, 04/07/2038(b)	GBP	500,000	701,078
Imperial Brands Finance Netherlands B.V.
5.25%, 02/15/2031(b)	EUR	100,000	124,506
1.75%, 03/18/2033(b)	EUR	200,000	199,068
Imperial Brands Finance PLC, 4.88%, 06/07/2032(b)	GBP	300,000	383,330
Lloyds Bank PLC, 6.50%, 09/17/2040(b)	GBP	510,000	731,441
Lloyds Banking Group PLC, 1.50%, 09/12/2027(b)	EUR	200,000	224,778
Motability Operations Group PLC
4.00%, 01/17/2030(b)	EUR	200,000	238,584
3.88%, 01/24/2034(b)	EUR	200,000	232,688
4.25%, 06/17/2035(b)	EUR	100,000	119,055
3.63%, 03/10/2036(b)	GBP	400,000	448,422
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
2.38%, 07/03/2039(b)	GBP	300,000	$269,941
2.13%, 01/18/2042(b)	GBP	200,000	157,870
5.75%, 06/17/2051(b)	GBP	350,000	430,886
5.63%, 01/24/2054(b)	GBP	300,000	361,168
National Grid Electricity Distribution (West Midlands) PLC, 5.75%, 04/16/2032(b)	GBP	325,000	444,370
National Grid PLC, 4.28%, 01/16/2035(b)	EUR	200,000	238,573
Nationwide Building Society
4.50%, 11/01/2026(b)	EUR	200,000	235,323
3.00%, 03/03/2030(b)	EUR	200,000	229,983
NatWest Markets PLC
2.75%, 11/04/2027(b)	EUR	300,000	345,885
5.00%, 11/18/2029(b)	GBP	300,000	401,680
Places For People Treasury PLC
6.25%, 12/06/2041(b)	GBP	300,000	396,184
5.75%, 05/11/2055(b)	GBP	300,000	352,194
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/2032(b)	GBP	300,000	331,841
Rolls-Royce PLC, 5.75%, 10/15/2027(b)	GBP	400,000	542,924
Rothesay Life PLC
7.73%, 05/16/2033(b)	GBP	300,000	436,303
7.02%, 12/10/2034(b)	GBP	300,000	417,295
Sanctuary Capital PLC, 2.38%, 04/14/2050(b)	GBP	300,000	213,501
Santander UK PLC, 3.35%, 03/25/2030(b)	EUR	200,000	232,672
Scottish Hydro Electric Transmission PLC, 5.50%, 01/15/2044(b)	GBP	300,000	370,648
Scottish Widows Ltd., 7.00%, 06/16/2043(b)	GBP	350,000	477,931
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	300,000	376,832
4.38%, 01/18/2038(b)	GBP	300,000	350,711
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	500,000	610,059
University of Oxford, 2.54%, 12/08/2117(b)	GBP	650,000	397,447
Vodafone Group PLC
1.63%, 11/24/2030(b)	EUR	200,000	214,277
5.13%, 12/02/2052(b)	GBP	300,000	331,778
Wellcome Trust Ltd. (The)
1.50%, 07/14/2071(b)	GBP	420,000	187,835
2.52%, 02/07/2118(b)	GBP	400,000	241,574
Yorkshire Water Finance PLC, 6.38%, 11/18/2034(b)	GBP	300,000	410,069
			26,615,999
United States-2.81%
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	450,000	582,703
BP Capital Markets PLC
2.52%, 04/07/2028(b)	EUR	200,000	229,110
1.23%, 05/08/2031(b)	EUR	200,000	206,929
2.82%, 04/07/2032(b)	EUR	200,000	223,101
Medtronic Global Holdings S.C.A.
1.63%, 03/07/2031	EUR	200,000	213,249
	Principal Amount		Value
United States-(continued)
3.13%, 10/15/2031	EUR	100,000	$114,826
0.75%, 10/15/2032	EUR	200,000	193,969
3.38%, 10/15/2034	EUR	200,000	229,761
1.38%, 10/15/2040	EUR	200,000	163,114
1.63%, 10/15/2050	EUR	200,000	138,579
Robert Bosch Finance LLC, 2.75%, 05/28/2028(b)	EUR	200,000	230,474
Sanofi S.A., Series 20FX, 1.88%, 03/21/2038(b)	EUR	300,000	289,750
Shell International Finance B.V.
0.50%, 11/08/2031(b)	EUR	100,000	98,269
1.88%, 04/07/2032(b)	EUR	200,000	211,904
1.25%, 11/11/2032(b)	EUR	100,000	100,010
0.88%, 11/08/2039(b)	EUR	200,000	153,704
1.75%, 09/10/2052(b)	GBP	300,000	176,236
Stellantis N.V.
0.63%, 03/30/2027(b)	EUR	277,000	307,182
4.50%, 07/07/2028(b)	EUR	100,000	119,740
0.75%, 01/18/2029(b)	EUR	300,000	318,032
4.38%, 03/14/2030(b)	EUR	200,000	237,825
4.25%, 06/16/2031(b)	EUR	200,000	234,413
2.75%, 04/01/2032(b)	EUR	200,000	212,177
1.25%, 06/20/2033(b)	EUR	200,000	183,093
Toyota Motor Credit Corp., 3.63%, 07/15/2031(b)	EUR	200,000	237,269
			5,405,419
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $188,547,284)			188,888,316
	Shares
Money Market Funds-0.68%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f) (Cost $1,313,642)		1,313,642	1,313,642
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.00% (Cost $189,860,926)			190,201,958
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.71%
Invesco Private Government Fund, 4.32%(e)(f)(g)		378,573	378,573
Invesco Private Prime Fund, 4.46%(e)(f)(g)		984,387	984,584
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,363,157)			1,363,157
TOTAL INVESTMENTS IN SECURITIES-99.71% (Cost $191,224,083)			191,565,115
OTHER ASSETS LESS LIABILITIES-0.29%			553,791
NET ASSETS-100.00%			$192,118,906
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
NOK-Norwegian Krone
NZD-New Zealand Dollar
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $145,439,614, which represented 75.70% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security was out on loan at July 31, 2025.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$745,439	$9,159,095	$(8,590,892)	$-	$-	$1,313,642	$14,133
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	232,112	1,149,812	(1,003,351)	-	-	378,573	5,680 *
Invesco Private Prime Fund	604,170	2,797,915	(2,417,486)	11	(26)	984,584	15,103 *
Total	$1,581,721	$13,106,822	$(12,011,729)	$11	$(26)	$2,676,799	$34,916

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$73,498,277	$-	$73,498,277
Money Market Funds	142,938	-	-	142,938
Total Investments	$142,938	$73,498,277	$-	$73,641,215
Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,144,972,223	$-	$1,144,972,223
Money Market Funds	3,095,940	66,250,878	-	69,346,818
Total Investments	$3,095,940	$1,211,223,101	$-	$1,214,319,041
Invesco Global ex-US High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$178,263,488	$-	$178,263,488
Common Stocks & Other Equity Interests	-	228,336	46	228,382
Preferred Stocks	-	-	4,000	4,000
Money Market Funds	1,580,432	14,100,358	-	15,680,790
Total Investments in Securities	1,580,432	192,592,182	4,046	194,176,660
Other Investments - Assets
Investments Matured	-	95,757	4,875	100,632
Total Investments	$1,580,432	$192,687,939	$8,921	$194,277,292
Invesco International Corporate Bond ETF
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$-	$188,888,316	$-	$188,888,316
Money Market Funds	1,313,642	1,363,157	-	2,676,799
Total Investments	$1,313,642	$190,251,473	$-	$191,565,115